UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07747

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
November 30,
2022
Semiannual
Report
Fund Name Class A Class C Class I
Nuveen Arizona Municipal Bond Fund FAZTX FZCCX NMARX
Nuveen Colorado Municipal Bond Fund FCOTX FAFKX FCORX
Nuveen Maryland Municipal Bond Fund NMDAX NACCX NMMDX
Nuveen New Mexico Municipal Bond Fund FNMTX FNCCX FNMRX
Nuveen Pennsylvania Municipal Bond Fund FPNTX FPCCX NBPAX
Nuveen Virginia Municipal Bond Fund FVATX FVCCX NMVAX

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NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations and Dividend Information 6
Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries 7
Yields 20
Expense Examples 22
Portfolios of Investments 24
Statement of Assets and Liabilities 85
Statement of Operations 86
Statement of Changes in Net Assets 88
Financial Highlights 91
Notes to Financial Statements 103
Additional Fund Information 119
Glossary of Terms Used in this Report 120
Liquidity Risk Management Program 122

Chair’s Letter
to Shareholders
Dear Shareholders,
With more economic indicators pointing to a broadening contraction across the world’s economies, the conversation has shifted from debating whether a global recession would happen to considering by how much and for how long. Higher than expected inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to pandemic-related supply chain bottlenecks, exacerbated by Russia’s war in Ukraine and China’s recurring COVID-19 lockdowns throughout the year until their zero-COVID policy effectively ended in December 2022. This has necessitated increasingly forceful responses from the U.S. Federal Reserve (Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating materially slower economic growth and some softening in the labor market. In March 2022, the Fed began the fastest interest rate hiking cycle in its history, raising the target fed funds rate by 4.25% over a nine-
month span to a range of 4.25% to 4.50% by year-end. While inflation began to ease over the second half of 2022, it remains far higher than the Fed’s inflation target. Additional rate hikes are expected in 2023, as Fed officials closely monitor inflation data along with other economic measures and will modify their rate setting policy based upon these factors. After contracting in the first half of 2022, U.S. gross domestic product resumed positive growth in the third quarter, according to the government’s estimates. The recent strength was largely attributed to a narrowing in the trade deficit while consumer and business activity has remained slower in part due to higher prices and borrowing costs. The sharp increase in the U.S. dollar’s value relative to other currencies in 2022 has added further uncertainty to the economic outlook.
However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
January 20, 2023

Important Notices

For Shareholders of
Nuveen Arizona Municipal Bond Fund
Nuveen Colorado Municipal Bond Fund
Nuveen Maryland Municipal Bond Fund
Nuveen New Mexico Municipal Bond Fund
Nuveen Pennsylvania Municipal Bond Fund
Nuveen Virginia Municipal Bond Fund
Portfolio Manager Commentaries in Semiannual Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s May 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.

Risk Considerations and Dividend
Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’
exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holding Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a
Fund’s effective leverage ratio.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Arizona Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Arizona Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 10/29/86 (2.23)% (10.31)% 0.92% 1.68% 0.81%
Class A Shares at maximum Offering Price 10/29/86 (6.32)% (14.09)% 0.06% 1.24% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond Arizona Index — (1.59)% (7.65)% 1.40% 2.00% —
Lipper Other States Municipal Debt Funds
Classification Average — (2.22)% (9.43)% 0.64% 1.18% —
Class I Shares 2/03/97 (2.21)% (10.17)% 1.12% 1.87% 0.61%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (2.72)% (11.05)% 0.12% 1.55% 1.61%
Class C Shares at maximum Offering Price 2/10/14 (3.68)% (11.05)% 0.12% 1.55% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 98 .7%
Other Assets Less Liabilities 1.3%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Arizona 93.9%
Puerto Rico 3.6%
Guam 1.6%
Virgin Islands 0.9%
Total 100%
Portfolio Composition
2
(% of total investments)
Education and Civic
Organizations 23.8%
Tax Obligation/Limited 22.7%
Utilities 15.0%
Tax Obligation/General 15.0%
Health Care 12.2%
Transportation 5.4%
U.S. Guaranteed 3.1%
Other 2.8%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.2%
AAA 9.5%
AA 55.9%
A 16.2%
BBB 4.4%
BB or Lower 3.9%
N/R (not rated) 8.9%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Arizona personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Colorado Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Colorado Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 5/04/87 (2.28)% (9.98)% 1.08% 2.08% 0.77%
Class A Shares at maximum Offering Price 5/04/87 (6.36)% (13.79)% 0.22% 1.65% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond Colorado Index — (1.72)% (8.60)% 1.66% 2.51% —
Lipper Other States Municipal Debt Funds
Classification Average — (2.22)% (9.43)% 0.64% 1.18% —
Class I Shares 2/25/97 (2.09)% (9.71)% 1.30% 2.30% 0.57%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (2.69)% (10.66)% 0.28% 1.87% 1.57%
Class C Shares at maximum Offering Price 2/10/14 (3.65)% (10.66)% 0.28% 1.87% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 98 .6%
Other Assets Less Liabilities 1.4%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Colorado 98.8%
Puerto Rico 0.8%
California 0.4%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 33.5%
Health Care 16.2%
Utilities 13.7%
Tax Obligation/General 9.7%
Education and Civic
Organizations 8.5%
U.S. Guaranteed 8.1%
Transportation 7.2%
Other 3.1%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 8.1%
AAA 3.0%
AA 56.3%
A 15.0%
BBB 6.5%
BB or Lower 2.0%
N/R (not rated) 9.1%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Colorado personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Maryland Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Maryland Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 9/07/94 (2.75)% (10.52)% 0.72% 1.49% 0.78%
Class A Shares at maximum Offering Price 9/07/94 (6.81)% (14.30)% (0.15)% 1.06% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond Maryland Index — (0.93)% (7.17)% 1.26% 1.70% —
Lipper Maryland Municipal Debt Funds Classification
Average — (1.88)% (8.99)% 0.76% 1.13% —
Class I Shares 2/28/92 (2.65)% (10.32)% 0.92% 1.70% 0.58%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (3.08)% (11.23)% (0.08)% 1.42% 1.58%
Class C Shares at maximum Offering Price 2/10/14 (4.04)% (11.23)% (0.08)% 1.42% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 97.1%
Common Stocks 0.1%
Other Assets Less Liabilities 2.8%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Maryland 81.6%
Puerto Rico 5.4%
Guam 2.8%
District of Columbia 2.6%
California 2.3%
New York 1.2%
Virgin Islands 1.1%
Pennsylvania 0.9%
Texas 0.9%
New Jersey 0.4%
Virginia 0.4%
Ohio 0.4%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 19.6%
Health Care 15.1%
Housing/Multifamily 10.7%
Transportation 10.5%
Tax Obligation/General 9.9%
Education and Civic
Organizations 7.2%
U.S. Guaranteed 6.7%
Utilities 5.6%
Other 14.6%
Common Stocks 0.1%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 6.6%
AAA 9.6%
AA 26.5%
A 23.1%
BBB 14.7%
BB or Lower 6.5%
N/R (not rated) 12.9%
N/A (not applicable) 0.1%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Maryland personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen New Mexico Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New Mexico Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 9/16/92 (2.37)% (9.11)% 0.95% 1.37% 0.84%
Class A Shares at maximum Offering Price 9/16/92 (6.45)% (12.94)% 0.09% 0.94% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond New Mexico Index — (0.98)% (6.02)% 1.29% 1.66% —
Lipper Other States Municipal Debt Funds
Classification Average — (2.22)% (9.43)% 0.64% 1.18% —
Class I Shares 2/24/97 (2.34)% (9.03)% 1.14% 1.56% 0.64%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (2.86)% (9.92)% 0.12% 1.33% 1.64%
Class C Shares at maximum Offering Price 2/10/14 (3.82)% (9.92)% 0.12% 1.33% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .2%
Other Assets Less Liabilities 0.8%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
New Mexico 86.4%
Guam 4.0%
Puerto Rico 3.9%
Virgin Islands 2.9%
Minnesota 1.3%
Washington 0.8%
California 0.6%
Ohio 0.1%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 37.8%
Utilities 26.8%
Health Care 10.2%
Tax Obligation/General 8.9%
U.S. Guaranteed 4.8%
Education and Civic
Organizations 4.5%
Housing/Single Family 4.1%
Other 2.9%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.8%
AAA 25.1%
AA 41.6%
A 10.4%
BBB 4.2%
BB or Lower 3.2%
N/R (not rated) 10.7%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New Mexico personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Pennsylvania Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 10/29/86 (3.01)% (10.42)% 1.21% 1.99% 0.76%
Class A Shares at maximum Offering Price 10/29/86 (7.06)% (14.22)% 0.34% 1.55% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond Pennsylvania Index — (1.68)% (8.32)% 1.57% 2.29% —
Lipper Pennsylvania Municipal Debt Funds
Classification Average — (2.66)% (10.22)% 0.96% 1.51% —
Class I Shares 2/03/97 (2.90)% (10.24)% 1.41% 2.19% 0.56%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (3.41)% (11.11)% 0.41% 1.80% 1.56%
Class C Shares at maximum Offering Price 2/10/14 (4.37)% (11.11)% 0.41% 1.80% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 92 .8%
Common Stocks 5 .4%
Other Assets Less Liabilities 1.8%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Pennsylvania 98.2%
Puerto Rico 0.9%
New Jersey 0.9%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 18.9%
Health Care 18.6%
Education and Civic
Organizations 12.5%
Housing/Single Family 10.2%
Utilities 8.6%
Transportation 8.1%
Long-Term Care 6.6%
Other 11.0%
Common Stocks 5.5%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 5.7%
AAA 1.9%
AA 42.7%
A 29.1%
BBB 6.5%
BB or Lower 3.5%
N/R (not rated) 5.1%
N/A (not applicable) 5.5%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Pennsylvania personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Virginia Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
November 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Virginia Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of November 30, 2022
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 3/27/86 (2.47)% (10.38)% 0.77% 1.54% 0.76%
Class A Shares at maximum Offering Price 3/27/86 (6.55)% (14.15)% (0.10)% 1.11% —
S&P Municipal Bond Index — (1.43)% (7.94)% 1.51% 2.05% —
S&P Municipal Bond Virginia Index — (1.24)% (7.29)% 1.38% 1.90% —
Lipper Virginia Municipal Debt Funds Classification
Average — (2.36)% (9.89)% 0.60% 1.09% —
Class I Shares 2/03/97 (2.28)% (10.21)% 0.96% 1.74% 0.56%
Total Returns as of
November 30, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
Class C Shares at NAV 2/10/14 (2.87)% (11.12)% (0.04)% 1.51% 1.56%
Class C Shares at maximum Offering Price 2/10/14 (3.84)% (11.12)% (0.04)% 1.51% –
Effective Leverage Ratio 0.00%

Holdings Summaries as of November 30, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .2%
Common Stocks 0 .1%
Other Assets Less Liabilities 0.7%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Virginia 73.0%
District of Columbia 13.1%
Puerto Rico 6.4%
Guam 3.0%
Virgin Islands 1.4%
California 1.2%
Pennsylvania 0.9%
Texas 0.6%
Colorado 0.3%
New York 0.1%
Total 100%
Portfolio Composition
2
(% of total investments)
Transportation 23.2%
Tax Obligation/Limited 18.7%
Health Care 14.5%
Education and Civic
Organizations 10.8%
Utilities 9.3%
U.S. Guaranteed 8.3%
Tax Obligation/General 5.0%
Other 10.1%
Common Stocks 0.1%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 8.3%
AAA 9.9%
AA 40.5%
A 15.8%
BBB 9.8%
BB or Lower 6.1%
N/R (not rated) 9.5%
N/A (not applicable) 0.1%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Virginia personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of November 30, 2022
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Arizona Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .54% 1 .87% 2 .83%
SEC 30-Day Yield 3 .21% 2 .57% 3 .55%
Taxable-Equivalent Yield (45.3%)
2
5 .87% 4 .70% 6 .49%
Nuveen Colorado Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .71% 2 .05% 3 .01%
SEC 30-Day Yield 3 .27% 2 .64% 3 .61%
Taxable-Equivalent Yield (45.4%)
2
5 .99% 4 .84% 6 .61%
Nuveen Maryland Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .73% 2 .05% 3 .03%
SEC 30-Day Yield 3 .38% 2 .75% 3 .72%
Taxable-Equivalent Yield (46.6%)
2
6 .27% 5 .10% 6 .90%
Nuveen New Mexico Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .54% 1 .89% 2 .89%
SEC 30-Day Yield 3 .04% 2 .40% 3 .38%
Taxable-Equivalent Yield (46.7%)
2
5 .68% 4 .48% 6 .32%
Nuveen Pennsylvania Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .39% 1 .67% 2 .68%
SEC 30-Day Yield 2 .99% 2 .34% 3 .32%
Taxable-Equivalent Yield (43.9%)
2
5 .33% 4 .17% 5 .91%

Nuveen Virginia Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .66% 2 .01% 3 .02%
SEC 30-Day Yield 3 .22% 2 .59% 3 .56%
Taxable-Equivalent Yield (46.6%)
2
6 .01% 4 .83% 6 .65%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2022.
The beginning of the period is June 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Arizona Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $977.71 $972.81 $977.91
Expenses Incurred During the Period $4.07 $8.01 $3.02
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.96 $1,016.95 $1,022.01
Expenses Incurred During the Period $4.15 $8.19 $3.09
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.62% and 0.62% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).
Nuveen Colorado Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $977.23 $973.11 $979.12
Expenses Incurred During the Period $3.87 $7.82 $2.88
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.16 $1,017.15 $1,022.16
Expenses Incurred During the Period $3.95 $7.99 $2.94
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58% and 0.58% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).

Nuveen Maryland Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $972.52 $969.23 $973.52
Expenses Incurred During the Period $3.96 $7.90 $2.97
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.06 $1,017.05 $1,022.06
Expenses Incurred During the Period $4.05 $8.09 $3.04
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60% and 0.60% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).
Nuveen New Mexico Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $976.31 $971.41 $976.65
Expenses Incurred During the Period $4.26 $8.20 $3.27
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,020.76 $1,016.75 $1,021.76
Expenses Incurred During the Period $4.36 $8.39 $3.35
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.86%, 1.66% and 0.66% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).
Nuveen Pennsylvania Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $969.95 $965.93 $971.00
Expenses Incurred During the Period $3.90 $7.84 $2.92
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.11 $1,017.10 $1,022.11
Expenses Incurred During the Period $4.00 $8.04 $2.99
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).
Nuveen Virginia Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $975.32 $971.25 $977.17
Expenses Incurred During the Period $3.86 $7.81 $2.83
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,021.16 $1,017.15 $1,022.21
Expenses Incurred During the Period $3.95 $7.99 $2.89
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58% and 0.58% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183 /365 (to reflect the one-half year period).

Nuveen Arizona Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.7%
X 162,928,750 MUNICIPAL BONDS - 98.7%
X 162,928,750
Education and Civic Organizations - 23.5%
$ 1,000 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 AA $ 1,041,440
500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 AA 518,425
1,620 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 AA 1,721,315
Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2021C:
300 5.000%, 7/01/43 7/31 at 100.00 AA 326,991
225 4.000%, 7/01/44 7/31 at 100.00 AA 221,288
300 4.000%, 7/01/45 7/31 at 100.00 AA 293,496
250 4.000%, 7/01/46 7/31 at 100.00 AA 243,380
940 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
8/24 at 100.00 Aa3 960,793
635 Arizona Board of Regents, University of Arizona, Speed Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Refunding
Series 2020A, 4.000%, 8/01/44
8/30 at 100.00 Aa3 608,381
1,500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 Aa2 1,551,855
1,250 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2016, 5.000%, 6/01/38
6/26 at 100.00 Aa2 1,313,787
1,000 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2021A, 5.000%, 6/01/42
6/31 at 100.00 Aa2 1,102,530
500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Series 2019A, 5.000%, 6/01/38
6/29 at 100.00 Aa2 548,105
215 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37, 144A
7/26 at 100.00 BB 214,662
220 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%,
7/01/47
7/27 at 100.00 AA- 224,787
25 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB 24,643
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017F:
300 5.000%, 7/01/37 7/27 at 100.00 AA- 311,760
705 5.000%, 7/01/47 7/27 at 100.00 AA- 720,341
150 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/47, 144A
7/27 at 100.00 BB 138,432
230 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.000%, 11/01/37, 144A
11/27 at 100.00 N/R 199,509
565 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye
Canyon Campus Projects, Series 2021A, 4.000%, 12/15/51, 144A
12/29 at 100.00 BB 424,897
775 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017A, 5.000%, 3/01/48
9/27 at 100.00 AA- 799,831
1,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/47
7/27 at 100.00 AA- 1,158,912

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 95 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27, 144A
No Opt. Call BB+ $ 93,215
135 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 AA- 138,336
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, GreatHearts Arizona Projects,
Series 2021A:
125 5.000%, 7/01/28 No Opt. Call AA- 133,763
125 5.000%, 7/01/29 No Opt. Call AA- 134,819
130 5.000%, 7/01/30 No Opt. Call AA- 141,102
125 5.000%, 7/01/31 No Opt. Call AA- 136,012
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 BB+ 511,245
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38, 144A
9/23 at 105.00 BB+ 523,275
95 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 4.000%,
7/01/30, 144A
7/28 at 100.00 BB- 87,089
2,950 Arizona Industrial Development Authority, Arizona, Lease Revenue
Bonds, University of Indianapolis - Health Pavilion Project, Series 2019A,
5.000%, 10/01/45
10/29 at 100.00 BBB 3,007,968
1,160 Industrial Development Authority, Pima County, Arizona, Education
Revenue Bonds, Center for Academic Success Project, Refunding Series
2019, 5.000%, 7/01/37
7/29 at 100.00 BBB 1,187,190
735 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/41, 144A
7/29 at 100.00 BB 587,853
145 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A,
5.000%, 7/01/37
7/27 at 100.00 AA- 150,623
210 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C,
5.000%, 7/01/48
7/27 at 100.00 AA- 215,729
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/37
1/30 at 100.00 AA- 1,050,230
Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools
Projects, Series 2019A:
750 5.000%, 7/01/39 7/29 at 100.00 AA- 780,983
335 5.000%, 7/01/49 7/29 at 100.00 AA- 344,621
570 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 BB+ 466,055
380 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%,
7/01/47, 144A
7/26 at 100.00 BB+ 353,571
825 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/36
7/26 at 100.00 Baa3 837,705
3,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020,
4.000%, 7/01/50
1/30 at 100.00 A2 2,706,000
775 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series
2016, 5.000%, 7/01/37
7/26 at 100.00 AA- 812,905
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
695 5.000%, 6/01/40 6/24 at 100.00 A+ 708,872

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 800 Northern Arizona University, System Revenue Bonds, Refunding Series
2015, 5.000%, 6/01/35 - BAM Insured
6/25 at 100.00 AA $ 831,936
1,000 Northern Arizona University, System Revenue Bonds, Refunding Series
2020B, 5.000%, 6/01/39 - BAM Insured
6/30 at 100.00 AA 1,093,160
25 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 BB 23,172
690 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%,
7/01/43
1/23 at 100.00 BB 646,157
400 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 BBB- 402,840
220 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/35, 144A
7/25 at 100.00 BB+ 218,570
350 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/41, 144A
7/26 at 100.00 BB+ 332,115
1,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 Ba2 847,520
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Villa Montessori, Inc.
Projects, Series 2015:
60 3.250%, 7/01/25 No Opt. Call BBB- 58,959
750 5.000%, 7/01/35 7/25 at 100.00 BBB- 765,480
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A,
5.000%, 7/01/43
7/28 at 100.00 AA- 833,824
1,000 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 A3 1,037,970
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools
Project, Series 2017:
100 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 85,124
320 6.125%, 6/15/47, 144A 6/26 at 100.00 N/R 258,246
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 BB- 97,182
25 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 25,164
75 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.125%, 2/01/28, 144A
No Opt. Call N/R 78,609
250 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 BB 242,950
145 Pinal County Community College District, Arizona, Revenue Bonds,
Central Arizona College, Series 2017, 5.000%, 7/01/34 - BAM Insured
7/26 at 100.00 AA 153,803
470 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
6/24 at 100.00 AA 481,938
500 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 5.000%, 9/01/34, 144A
3/25 at 100.00 BB+ 486,540
38,795 Total Education and Civic Organizations 38,779,980

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 12.1%
$ 1,510 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42
12/24 at 100.00 A+ $ 1,528,588
Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County
Regional Medical Center, Series 2020A:
105 4.000%, 9/01/36 9/30 at 100.00 A1 104,371
890 4.000%, 9/01/38 9/30 at 100.00 A1 873,588
405 4.000%, 9/01/39 9/30 at 100.00 A1 395,665
250 4.000%, 9/01/46 9/30 at 100.00 A1 236,828
Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A:
1,100 3.000%, 2/01/39 2/30 at 100.00 AA- 912,120
1,400 5.000%, 2/01/40 2/30 at 100.00 AA- 1,465,044
Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2021A:
1,560 4.000%, 2/01/39 2/32 at 100.00 AA- 1,530,313
1,000 4.000%, 2/01/40 2/32 at 100.00 AA- 970,870
600 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36
9/28 at 100.00 A+ 626,214
Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A:
1,750 5.000%, 1/01/32 1/27 at 100.00 AA- 1,873,760
2,000 5.000%, 1/01/35 1/27 at 100.00 AA- 2,112,280
1,145 5.000%, 1/01/38 1/27 at 100.00 AA- 1,192,907
1,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 4.000%,
1/01/45
7/30 at 100.00 AA- 954,770
Pima County Industrial Development Authority, Arizona,
Revenue Bonds, Tucson Medical Center, Series 2021A:
565 4.000%, 4/01/39 4/31 at 100.00 A 545,072
1,350 4.000%, 4/01/46 4/31 at 100.00 A 1,193,535
295 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Refunding Series
2016, 5.000%, 8/01/36
8/26 at 100.00 A+ 304,921
750 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2013A,
5.250%, 8/01/33
8/23 at 100.00 A+ 758,820
Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical
Center, Series 2019:
815 5.000%, 8/01/39 8/29 at 100.00 A+ 844,715
1,060 4.000%, 8/01/43 8/29 at 100.00 A+ 1,019,094
500 Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds,
Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32
8/24 at 100.00 A 511,945
20,050 Total Health Care 19,955,420
Housing/Multifamily - 0.6%
500 Arizona Industrial Development Authority, Student Housing Revenue
Bonds, Provident Group - NCCU Properties LLC- North Carolina Central
University, Series 2019A, 5.000%, 6/01/38 - BAM Insured
6/29 at 100.00 AA 534,840
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R 154,640
500 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A, 7.000%, 10/01/56
10/29 at 103.00 N/R 389,680
1,250 Total Housing/Multifamily 1,079,160

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 2.0%
$ 120 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 N/R $ 90,953
1,115 Glendale Industrial Development Authority, Arizona, Senior Living
Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series
2020A, 5.000%, 5/15/56
5/26 at 103.00 BBB- 982,393
915 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series
2016, 5.400%, 10/01/36
10/25 at 101.00 N/R 725,147
1,495 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/46
12/29 at 102.00 N/R 1,068,043
530 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A, 6.000%, 10/01/37, 144A
10/27 at 100.00 N/R 484,706
4,175 Total Long-Term Care 3,351,242
Tax Obligation/General - 14.8%
550 Buckeye Union High School District 201, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project, Refunding
Series 2017, 5.000%, 7/01/34 - BAM Insured
7/27 at 100.00 AA 591,888
765 Dysart Unified School District Number 89, Maricopa County, Arizona,
General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/27
7/24 at 100.00 AAA 791,171
425 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2013B, 5.500%, 7/01/30
7/23 at 100.00 Aaa 432,382
1,000 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 Aaa 1,047,930
1,500 Marana Unified School District No. 6 of Pima County, Arizona, School
Improvement Bonds, Project of 2014, Series 2018D, 5.000%, 7/01/38 -
AGM Insured
7/27 at 100.00 AA 1,606,965
810 Maricopa County Elementary School District 68, Alhambra, Arizona,
General Obligation Bonds, Project of 2017, Series 2019B, 4.000%,
7/01/39
7/28 at 100.00 AA 814,350
675 Maricopa County Elementary School District 83 Cartwright, Arizona,
General Obligation Bonds, School Improvement, Project 2020, Series
202A, 4.000%, 7/01/38 - AGM Insured
7/30 at 100.00 AA 684,112
1,170 Maricopa County School District 14 Creighton Elementary, Arizona,
General Obligation Bonds, School Improvement Series 2021C, 4.000%,
7/01/35
7/31 at 100.00 Aa3 1,221,293
1,065 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 1990, Series
1990A, 5.000%, 7/01/38
7/28 at 100.00 Aaa 1,157,666
370 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 2017, Series
2018A, 5.000%, 7/01/37
7/27 at 100.00 Aaa 398,016
600 Maricopa County School District 28 Kyrene Elementary, Arizona, General
Obligation Bonds, School Improvement, Project 2017 Series 2020B,
4.000%, 7/01/40
7/29 at 100.00 Aaa 604,812
1,050 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/35
7/28 at 100.00 Aa3 1,142,683
1,000 Maricopa County Unified School District 11, Peoria, Arizona, General
Obligation Bonds, School Improvement, Series 2018, 5.000%, 7/01/34 -
BAM Insured
7/27 at 100.00 AA 1,076,600
265 Maricopa County Unified School District 69 Paradise Valley, Arizona,
General Obligation Bonds, Improvement Second Series 2020, 4.000%,
7/01/40
7/29 at 100.00 AAA 266,359
Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2015, Series 2021E:
375 3.000%, 7/01/39 7/30 at 100.00 AAA 326,696
275 3.000%, 7/01/40 7/30 at 100.00 AAA 236,577
1,000 Maricopa County Unified School District 95 Queen Creek, Arizona,
General Obligation Bonds, School Improvement Series 2020, 4.000%,
7/01/38
7/29 at 100.00 Aa1 1,012,660

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 860 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement & Project of 2011
Series 2017E, 5.000%, 7/01/35
7/27 at 100.00 AAA $ 923,219
2,000 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and 2017,
Series 2018, 5.000%, 7/01/37
7/27 at 100.00 AAA 2,147,020
750 Mohave County Union High School District 2 Colorado River, Arizona,
General Obligation Bonds, School Improvement Series 2017, 5.000%,
7/01/35
7/27 at 100.00 A1 806,460
690 Northwest Fire District of Pima County, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/01/36
7/27 at 100.00 AA- 741,025
1,125 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D,
5.000%, 7/01/34 - AGM Insured
7/24 at 100.00 AA 1,158,019
500 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project of 2011, Series 2013B,
5.000%, 7/01/32 - BAM Insured
7/23 at 100.00 AA 505,980
750 Pima County Unified School District 20 Vail, Arizona, General Obligation
Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 -
AGM Insured
7/25 at 100.00 AA 784,433
750 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2014, Series 2019E,
4.000%, 7/01/39 - AGM Insured
7/29 at 100.00 AA 754,665
800 Pinal County School District 4 Casa Grande Elementary, Arizona, General
Obligation Bonds, School improvement Project 2016, Series 2017A,
5.000%, 7/01/36 - BAM Insured
7/27 at 100.00 AA 856,352
950 Tempe, Arizona, General Obligation Bonds, Series 2021, 5.000%, 7/01/39 7/31 at 100.00 AAA 1,065,093
500 Tucson, Arizona, General Obligation Bonds, 2018-A Series 2020, 4.000%,
7/01/33
7/29 at 100.00 AA+ 529,490
Western Maricopa Education Center District 402, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project 2012, Series2014B:
360 4.500%, 7/01/33 7/24 at 100.00 AA- 366,358
335 4.500%, 7/01/34 7/24 at 100.00 AA- 339,934
23,265 Total Tax Obligation/General 24,390,208
Tax Obligation/Limited - 22.4%
100 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R 99,213
120 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 AA 123,060
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 AA 1,043,630
475 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2019, 4.500%, 7/01/43
7/29 at 100.00 N/R 415,297
675 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 N/R 571,259
95 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A 2021 960240
(4)
7/27 at 100.00 N/R 72,767
500 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%,
7/01/30 - RAAI Insured
7/25 at 100.00 AA 527,020
450 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 N/R 450,603
500 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 AA 531,290
1,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 AA 1,063,040
1,300 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2019, 4.000%, 7/15/39 - BAM Insured
7/29 at 100.00 AA 1,307,774
650 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/15/41 - BAM Insured
7/31 at 100.00 AA 650,241

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 143 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%,
7/01/38
7/23 at 100.00 N/R $ 136,978
299 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%,
7/01/43
7/27 at 100.00 N/R 271,958
500 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021,
3.250%, 7/01/35
7/30 at 100.00 N/R 396,400
Eastmark Community Facilities District 2, Mesa, Arizona,
General Obligation Bonds, Series 2020:
315 4.000%, 7/15/30 No Opt. Call N/R 317,007
480 4.000%, 7/15/35 7/30 at 100.00 N/R 439,560
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
45 5.000%, 7/15/32 - AGM Insured 7/27 at 100.00 AA 48,453
345 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2012, 5.000%, 7/15/27 - BAM Insured
1/23 at 100.00 AA 345,621
750 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 AA 763,380
260 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 AA 273,315
1,500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 AA 1,470,135
230 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017,
5.200%, 7/01/37
7/27 at 100.00 N/R 216,747
1,000 Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
1/23 at 100.00 AA+ 1,000,080
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
1,170 4.000%, 7/15/32 7/26 at 100.00 A1 1,201,555
470 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 473,957
165 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 AA 174,318
Mesa, Arizona, Excise Tax Revenue Obligations, Series 2020:
190 3.000%, 7/01/39 7/30 at 100.00 AA+ 162,993
115 4.000%, 7/01/40 7/30 at 100.00 AA+ 115,267
810 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, JMF-Higley 2012 LLC Project, Series 2012, 5.000%,
12/01/36
1/23 at 100.00 A+ 810,915
500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%,
8/01/33
8/24 at 100.00 AA 516,300
1,500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%,
8/01/38
8/28 at 100.00 AA 1,515,480
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,250 4.550%, 7/01/40 7/28 at 100.00 N/R 1,164,163
1,000 0.000%, 7/01/46 7/28 at 41.38 N/R 252,020
1,350 4.750%, 7/01/53 7/28 at 100.00 N/R 1,233,495
1,372 5.000%, 7/01/58 7/28 at 100.00 N/R 1,301,767
Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016:
520 4.000%, 8/01/33 8/26 at 100.00 AA+ 538,236
560 4.000%, 8/01/35 8/26 at 100.00 AA+ 572,186
760 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 AA+ 816,080
Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2020:
1,915 4.000%, 8/01/38 8/30 at 100.00 AA+ 1,943,802
2,400 4.000%, 8/01/50 8/30 at 100.00 AA+ 2,287,416

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
San Luis, Arizona, Pledged Excise Tax Revenue Bonds,
Refunding Series2014A:
$ 600 5.000%, 7/01/34 - BAM Insured 7/24 at 100.00 AA $ 617,514
900 5.000%, 7/01/38 - BAM Insured 7/24 at 100.00 AA 924,588
805 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015,
5.000%, 7/01/30
7/25 at 100.00 AAA 848,502
1,150 Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax
General Obligation Bonds, Series 2021, 4.000%, 7/15/41 - AGM Insured
7/31 at 100.00 AA 1,173,299
600 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016,
5.000%, 7/01/31
7/26 at 100.00 AAA 642,096
1,005 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
1/23 at 100.00 AA 1,005,523
1,090 Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/29, 144A
1/23 at 100.00 N/R 1,092,071
2,260 Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 AA 2,265,921
840 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022, 4.250%,
7/15/42 - BAM Insured
7/32 at 100.00 AA 843,234
38,029 Total Tax Obligation/Limited 37,027,526
Transportation - 5.4%
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A:
670 5.000%, 7/01/40 7/25 at 100.00 A+ 687,735
1,315 5.000%, 7/01/45 7/25 at 100.00 A+ 1,335,606
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A+ 1,522,575
1,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Refunding Senior Lien Series 2013, 5.000%, 7/01/30, (AMT)
7/23 at 100.00 AA- 1,008,180
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 AA- 2,032,760
Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A:
1,000 5.000%, 7/01/32 7/29 at 100.00 A 1,091,840
1,090 5.000%, 7/01/39 7/29 at 100.00 A 1,156,850
8,575 Total Transportation 8,835,546
U.S. Guaranteed - 3.1% (5)
590 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2014A, 5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 AA- 605,352
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
250 5.000%, 7/15/32, (Pre-refunded 7/15/27) - AGM Insured 7/27 at 100.00 AA 274,140
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
110 4.000%, 7/15/32, (Pre-refunded 7/15/26) 7/26 at 100.00 N/R 114,698
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.250%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 A- 507,825
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
430 5.000%, 6/01/40, (Pre-refunded 6/01/24) 6/24 at 100.00 N/R 445,325
1,040 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39, (Pre-refunded
7/01/24)
7/24 at 100.00 AAA 1,079,010
1,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2015, 5.000%, 7/01/35, (Pre-refunded 7/01/25)
7/25 at 100.00 AAA 1,059,420
880 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 AAA 964,304
4,800 Total U.S. Guaranteed 5,050,074

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 14.8%
$ 1,000 Carefree Utilities Community Facilities District, Arizona, Water System
Revenue Bonds, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 A+ $ 938,030
1,285 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/35
1/26 at 100.00 AA+ 1,352,463
1,500 City of Mesa, Arizona, Utility System Revenue Bonds, Series 2022C,
5.000%, 7/01/36
No Opt. Call Aa3 1,738,350
1,805 Glendale, Arizona, Water and Sewer Revenue Bonds, Senior Lien Series
2022A, 5.000%, 7/01/41
7/32 at 100.00 AA 2,012,413
790 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 AA 826,245
1,500 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate
Lien Series 2020, 4.000%, 7/01/45 - AGM Insured
7/29 at 100.00 AA 1,478,310
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 507,945
735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 747,782
760 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 AA 782,283
450 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 AA 469,179
800 Mesa, Arizona, Utility System Revenue Bonds, Series 2019A, 5.000%,
7/01/43
7/29 at 100.00 Aa2 863,480
Mesa, Arizona, Utility System Revenue Bonds, Series 2020:
510 4.000%, 7/01/42 7/30 at 100.00 Aa2 510,046
500 4.000%, 7/01/43 7/30 at 100.00 Aa2 497,475
1,000 3.000%, 7/01/44 7/30 at 100.00 Aa2 793,500
585 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
7/24 at 100.00 AA+ 603,632
1,325 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Sustainability Series 2020A, 5.000%, 7/01/44
7/30 at 100.00 AAA 1,440,659
305 Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds,
Refunding  Series 2016, 5.000%, 7/01/35
7/26 at 100.00 A+ 322,882
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
1,000 5.000%, 7/01/29, 144A No Opt. Call N/R 1,011,580
1,000 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 985,310
Salt River Project Agricultural Improvement and Power
District, Arizona, Electric System Revenue Bonds,
Refunding Series 2015A:
500 5.000%, 12/01/36 6/25 at 100.00 AA+ 523,015
1,000 5.000%, 12/01/45 6/25 at 100.00 AA+ 1,047,750
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2016A, 5.000%,
1/01/38
1/27 at 100.00 AA+ 1,064,980
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2019A, 4.000%, 1/01/39
1/30 at 100.00 AA+ 1,022,110
1,805 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call A3 1,868,175
1,000 Yuma Municipal Property Corporation, Arizona, Utility System Revenue
Bonds, Refunding Senior Lien Series 2015, 5.000%, 7/01/28
7/25 at 100.00 AA- 1,052,000
23,655 Total Utilities 24,459,594
$ 162,594 Total Long-Term Investments (cost $171,418,360) 162,928,750
Other Assets Less Liabilities - 1.3% 2,084,402
Net Assets - 100% $ 165,013,152
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See accompanying notes to financial statements.

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.6%
X 439,934,049 MUNICIPAL BONDS - 98.6%
X 439,934,049
Consumer Discretionary - 0.8%
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
$ 500 5.000%, 12/01/29 12/26 at 100.00 Baa2 $ 512,695
1,000 5.000%, 12/01/32 12/26 at 100.00 Baa2 1,017,190
2,000 5.000%, 12/01/35 12/26 at 100.00 Baa2 2,014,620
3,500 Total Consumer Discretionary 3,544,505
Education and Civic Organizations - 8.4%
Colorado Educational and Cultural Facilities Authority
Charter School Revenue Bonds, Monument Academy
Charter School Project, Refunding Series 2014:
290 4.000%, 10/01/24 No Opt. Call A+ 293,866
720 3.625%, 10/01/29 10/24 at 100.00 A+ 708,221
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Aspen Ridge School
Project, Series 2015A:
500 5.000%, 7/01/36, 144A 7/25 at 100.00 BB 486,525
500 5.250%, 7/01/46, 144A 7/25 at 100.00 BB 474,715
505 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+ 513,630
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Douglas County School District RE-1 - DCS Montessori
School, Refunding & Improvement Series 2012, 4.000%, 7/15/27
1/23 at 100.00 A+ 500,185
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Liberty Common Charter
School, Series 2014A:
315 5.000%, 1/15/29 1/24 at 100.00 A+ 320,024
500 5.000%, 1/15/44 1/24 at 100.00 A+ 503,705
450 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013,
5.000%, 12/01/33
1/23 at 100.00 BB+ 449,622
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 81,064
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 74,457
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%,
7/01/34, 144A
7/24 at 100.00 BB 1,000,630
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series
2015A, 5.000%, 12/01/38
12/24 at 100.00 A+ 1,015,350
835 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
1/23 at 100.00 BB 837,129
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 Aa3 619,482
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, University of Northern Colorado Lab School, Refunding
& Improvement Series 2015, 5.000%, 12/15/45, 144A
12/25 at 100.00 BBB- 1,012,050
500 Colorado Educational and Cultural Facilities Authority, Independent
School Revenue Bonds, Kent Denver School Project, Series 2016,
5.000%, 10/01/36
10/26 at 100.00 A 524,830

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Aspen View Academy Project, Series
2021:
$ 265 4.000%, 5/01/51 5/28 at 103.00 Baa3 $ 212,398
750 4.000%, 5/01/61 5/28 at 103.00 Baa3 573,240
2,000 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Pinnacle Charter School, Refunding & Improvement Series 2021A,
4.000%, 12/01/50
12/30 at 100.00 A+ 1,773,360
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Rocky Mountain Classical Academy
Project, Refunding Series 2019:
255 5.000%, 10/01/49, 144A 10/27 at 100.00 Ba1 230,918
1,000 5.000%, 10/01/59, 144A 10/27 at 100.00 Ba1 880,140
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, University of Denver, Series 2017A:
370 4.000%, 3/01/34 3/27 at 100.00 AA- 376,864
1,000 4.000%, 3/01/35 3/27 at 100.00 AA- 1,013,640
400 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
West Ridge Academy Charter School, Refunding & Improvement Series
2019, 5.000%, 6/01/49
6/24 at 100.00 Aa3 402,516
1,000 Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series
2019B, 5.000%, 5/15/44
5/29 at 100.00 Aa2 1,077,570
3,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/42
12/27 at 100.00 A+ 3,182,160
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2017A:
1,335 4.000%, 3/01/34 9/27 at 100.00 AA 1,378,174
1,450 4.000%, 3/01/40 9/27 at 100.00 AA 1,448,782
2,740 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 AA 2,701,804
2,510 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2019A, 5.000%,
3/01/49
3/30 at 100.00 AA 2,718,882
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35
3/25 at 100.00 Aa3 2,008,700
1,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R 978,780
5,330 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 4.000%, 6/01/51
6/31 at 100.00 Aa1 5,162,851
2,000 University of Northern Colorado at Greeley, Institutional Enterprise System
Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 Aa2 2,068,660
37,820 Total Education and Civic Organizations 37,604,924
Health Care - 15.9%
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, AdventHealth Obligated Group, Series 2019A:
1,760 5.000%, 11/15/37 11/29 at 100.00 AA 1,904,408
1,000 4.000%, 11/15/43 11/29 at 100.00 AA 974,620
1,350 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016A, 4.000%,
11/15/46
5/26 at 100.00 AA 1,272,820
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Adventist Health System/Sunbelt Obligated
Group, Series 2016B:
110 5.000%, 11/15/28 5/26 at 100.00 AA 117,433
225 5.000%, 11/15/29 5/26 at 100.00 AA 239,872
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Adventist Health System/Sunbelt Obligated
Group, Series 2018A:
2,230 4.000%, 11/15/48 5/28 at 100.00 AA 2,065,760
5,285 5.000%, 11/15/48 5/28 at 100.00 AA 5,464,003

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Boulder Community Health Project, Series 2020:
$ 1,300 5.000%, 10/01/29 No Opt. Call A- $ 1,408,498
700 5.000%, 10/01/30 No Opt. Call A- 764,337
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Children's Hospital Colorado Project, Series
2016A:
2,195 5.000%, 12/01/41 6/26 at 100.00 A+ 2,240,634
2,200 5.000%, 12/01/44 6/26 at 100.00 A+ 2,236,652
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
150 5.000%, 8/01/25 No Opt. Call A- 156,620
5,250 4.000%, 8/01/44 8/29 at 100.00 A- 4,559,940
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
2,000 5.000%, 8/01/44 8/29 at 100.00 A- 2,027,000
4,000 4.000%, 8/01/49 8/29 at 100.00 A- 3,341,640
1,505 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 A- 1,567,458
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2022A:
500 5.250%, 11/01/38 11/32 at 100.00 A- 533,400
1,365 5.500%, 11/01/47 11/32 at 100.00 A- 1,459,813
3,900 5.250%, 11/01/52 11/32 at 100.00 A- 4,016,649
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/52
5/32 at 100.00 AA+ 2,130,880
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center Inc. Project, Refunding
Series 2017:
265 5.000%, 9/01/24 No Opt. Call Baa1 272,081
235 5.000%, 9/01/26 No Opt. Call Baa1 246,202
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center, Refunding Series 2015B:
3,530 5.000%, 9/01/31 9/25 at 100.00 Baa1 3,634,205
1,315 4.000%, 9/01/34 9/25 at 100.00 Baa1 1,282,730
1,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 Baa1 1,023,788
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sanford Health, Series 2019A:
545 5.000%, 11/01/32 11/29 at 100.00 AA- 588,491
535 5.000%, 11/01/33 11/29 at 100.00 AA- 573,729
2,500 4.000%, 11/01/39 11/29 at 100.00 AA- 2,406,800
3,950 5.000%, 11/01/49 11/29 at 100.00 AA- 3,972,673
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, SCL Health System, Refunding Series 2019A:
470 5.000%, 1/01/25 No Opt. Call AA+ 492,391
1,245 5.000%, 1/01/31 1/30 at 100.00 AA+ 1,403,999
3,500 4.000%, 1/01/35 1/30 at 100.00 AA+ 3,577,840
5,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019B, 4.000%, 1/01/40
1/30 at 100.00 AA+ 5,439,225
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley
View Hospital Association, Series 2015, 5.000%, 5/15/45
5/25 at 100.00 A 2,010,940
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Valley View Hospital Association, Series 2017A:
225 4.000%, 5/15/33 5/27 at 100.00 A 226,118
1,920 4.000%, 5/15/34 5/27 at 100.00 A 1,928,909
1,050 4.000%, 5/15/35 5/27 at 100.00 A 1,049,213
1,050 Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical
Center, Series 2015, 5.000%, 1/15/35
1/26 at 100.00 A+ 1,072,312

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Delta County Memorial Hospital District, Colorado,
Enterprise Revenue Bonds, Refunding Series 2010:
$ 515 5.500%, 9/01/25 1/23 at 100.00 N/R $ 494,333
600 5.500%, 9/01/30 1/23 at 100.00 N/R 564,240
475 Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2014A, 5.000%, 12/01/39
12/23 at 100.00 BBB 476,173
71,700 Total Health Care 71,218,829
Housing/Multifamily - 0.1%
280 Denver City & County Housing Authority, Colorado, Capital Fund Program
Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%,
11/01/27 - AGM Insured, (AMT)
1/23 at 100.00 A1 280,582
Long-Term Care - 2.1%
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 N/R 425,405
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Christian Living Neighborhoods Project, Refunding
Series 2016:
1,315 5.000%, 1/01/31 1/24 at 102.00 N/R 1,260,914
3,000 5.000%, 1/01/37 1/24 at 102.00 N/R 2,712,030
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2021, 4.000%, 1/01/42
1/28 at 103.00 N/R 1,495,140
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2015A, 5.000%,
12/01/35
6/25 at 100.00 A- 1,012,700
1,200 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 BBB- 1,115,760
1,430 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017B, 5.000%,
5/15/48
5/23 at 100.00 BBB- 1,444,772
10,445 Total Long-Term Care 9,466,721
Tax Obligation/General - 9.6%
250 Adams and Weld Counties School District 27J, Brighton, Colorado,
General Obligation Bonds, Series 2015, 5.000%, 12/01/40
12/25 at 100.00 AA 260,773
1,000 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A, 5.500%, 12/01/38
12/28 at 100.00 Aa1 1,122,840
Aspen Fire Protection District, Pitkin County, Colorado,
Certificates of Participation, Series 2019:
500 4.000%, 12/01/31 12/29 at 100.00 AA- 523,395
200 4.000%, 12/01/32 12/29 at 100.00 AA- 209,628
350 4.000%, 12/01/36 12/29 at 100.00 AA- 360,339
150 Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley,
Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34
12/26 at 100.00 AA+ 153,951
Boulder Valley School District RE2, Boulder County,
Colorado, General Obligation Bonds, Series 2019A:
2,475 5.000%, 12/01/33 6/29 at 100.00 AA+ 2,756,729
1,000 4.000%, 12/01/44 6/29 at 100.00 AA+ 1,000,570
1,050 Delta,Colorado, Sales and Use Tax Revenue Bonds, Refunding Series
2019, 4.000%, 12/01/36 - BAM Insured
12/29 at 100.00 AA 1,084,314
2,375 Denver School District 1, Colorado, General Obligation Bonds, Series
2022A, 5.000%, 12/01/45
6/32 at 100.00 AA+ 2,630,455
2,040 Eagle River Fire Protection District, Eagle County, Colorado, General
Obligation Bonds, Series 2016, 4.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA 1,961,032
Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016:
780 4.500%, 12/01/36 12/26 at 100.00 AA- 817,705
2,500 5.000%, 12/01/45 12/26 at 100.00 AA- 2,625,975
1,345 El Paso County School District 20, Academy, Colorado, General Obligation
Bonds, Series 2017, 4.000%, 12/15/40
12/26 at 100.00 Aa1 1,349,439

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Foothills Park and Recreation District, Subdistrict A,
Jefferson County, Colorado, General Obligation Bonds,
Refunding Series 2015:
$ 600 3.250%, 12/01/29 - AGM Insured 12/25 at 100.00 AA $ 605,724
440 5.000%, 12/01/30 - AGM Insured 12/25 at 100.00 AA 466,426
1,275 5.000%, 12/01/31 - AGM Insured 12/25 at 100.00 AA 1,351,194
1,300 Fruita, Colorado, Sales and Use Tax Revenue Bonds, Refunding &
improvement, Series 2019, 4.000%, 10/01/37
10/27 at 100.00 AA- 1,318,356
3,000 Grand County School District 2 East Grand, Colorado, General Obligation
Bonds, Series 2022, 4.000%, 12/01/46
12/31 at 100.00 Aa2 2,932,410
Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018:
655 5.250%, 12/01/34 - AGM Insured 12/28 at 100.00 AA 695,964
1,750 5.250%, 12/01/37 - AGM Insured 12/28 at 100.00 AA 1,833,982
1,315 Jefferson County School District R1, Colorado, General Obligation Bonds,
Series 2020A, 4.000%, 12/15/33
12/30 at 100.00 Aa1 1,396,727
2,000 Larimer and Weld Counties School District Re-5J, Colorado, General
Obligation Bonds, Series 2021, 4.000%, 12/01/40
12/30 at 100.00 Aa2 2,002,620
750 Louisville, Boulder County, Colorado, General Obligation Bonds, Limited
Tax, Series 2017, 4.000%, 12/01/35
12/26 at 100.00 AA+ 767,055
2,000 Pueblo County School District 60, Pueblo, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/15/38
12/29 at 100.00 AA 2,181,680
1,500 Pueblo County School District 70, Pueblo Rural, Colorado, General
Obligation Bonds, Improvement Series 2021A, 4.000%, 12/01/33
12/30 at 100.00 AA 1,593,675
450 South Suburban Park and Recreation District, Arapahoe, Douglas, and
Jefferson Counties, Colorado, General Obligation Bonds, Series 2019,
4.000%, 12/15/37
12/29 at 100.00 AA 453,348
Weld County School District 6, Greeley, Colorado, General
Obligation Bonds, Series 2020:
2,000 5.000%, 12/01/32 12/29 at 100.00 AA 2,266,300
2,500 5.000%, 12/01/40 12/29 at 100.00 AA 2,737,400
1,125 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2021, 4.000%, 12/01/45
6/31 at 100.00 AA 1,108,192
2,000 Westminster Public Schools, Adams County, Colorado, Certificates of
Participation, Series 2019, 5.000%, 12/01/43 - AGM Insured
12/28 at 100.00 AA 2,138,360
40,675 Total Tax Obligation/General 42,706,558
Tax Obligation/Limited - 33.1%
295 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R 251,116
850 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R 675,920
480 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 364,797
1,650 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 AA 1,736,972
500 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible to
Unlimited Tax Series 2018A, 5.125%, 12/01/48
12/23 at 103.00 N/R 456,950
600 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R 550,830
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/48
9/24 at 103.00 N/R 435,470
1,050 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/37
1/23 at 103.00 N/R 1,019,792
515 Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 N/R 466,142
600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
3.375%, 12/01/26, 144A
12/25 at 103.00 N/R 555,924

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation
Refunding and Improvement Bonds, Series 2018A:
$ 1,020 5.000%, 12/01/34 - BAM Insured 12/28 at 100.00 AA $ 1,124,468
1,805 4.000%, 12/01/47 - BAM Insured 12/28 at 100.00 AA 1,728,035
1,145 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A
1/23 at 103.00 N/R 1,031,725
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 N/R 500,305
480 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 N/R 456,691
495 Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.250%, 12/01/47
12/23 at 103.00 N/R 458,687
1,725 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 1,625,743
2,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2017J, 5.250%, 3/15/42
3/27 at 100.00 Aa2 2,125,280
1,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2019O, 4.000%, 3/15/44
3/29 at 100.00 Aa2 975,410
1,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/41
3/31 at 100.00 Aa2 994,090
1,780 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated
Headquaters Facilities, Refunding Series 2020, 4.000%, 6/15/38
6/30 at 100.00 Aa2 1,799,776
1,000 Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%,
12/15/34
12/30 at 100.00 Aa2 1,035,240
2,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding
Series 2015, 5.000%, 8/01/36 - BAM Insured
8/25 at 100.00 AA 2,076,860
2,295 Copperleaf Metropolitan District 2, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax
Series 2020, 4.000%, 12/01/45 - BAM Insured
12/30 at 100.00 AA 2,221,560
900 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 797,796
1,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax
General Obligation Bonds, Refunding Series 2018, 4.000%, 12/01/45 -
AGM Insured
12/28 at 100.00 AA 956,320
949 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2015, 5.250%, 12/01/45
12/25 at 100.00 N/R 885,816
1,185 Denver City and County School District 1, Colorado, Lease Purchase
Program Certificates of Participation, Series 2015B, 5.000%, 12/15/45
12/25 at 100.00 Aa3 1,233,514
2,155 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 AA- 2,237,774
Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A:
1,000 4.000%, 8/01/35 8/31 at 100.00 AA- 1,043,330
1,785 4.000%, 8/01/40 8/31 at 100.00 AA- 1,802,743
130 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R 130,836
500 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax
Series 2013, 5.375%, 12/01/42
6/23 at 100.00 N/R 480,175
1,000 Denver, Colorado, Certificates of Participation, Convention Center
Expansion Project, Series 2018A, 4.000%, 6/01/48
6/26 at 100.00 AA+ 945,180
1,225 Douglas County School District RE1, Douglas and Elbert Counties,
Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/38
12/28 at 100.00 Aa1 1,335,287

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Dove Valley Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series
2019:
$ 500 4.000%, 12/01/35 12/29 at 100.00 AA $ 518,475
700 4.000%, 12/01/36 12/29 at 100.00 AA 723,317
750 4.000%, 12/01/37 12/29 at 100.00 AA 772,950
1,000 4.000%, 12/01/38 12/29 at 100.00 AA 1,005,100
1,000 4.000%, 12/01/39 12/29 at 100.00 AA 1,001,310
5,500 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 - BAM
Insured
12/28 at 100.00 AA 5,847,050
2,000 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2017B, 5.000%, 12/15/42
12/26 at 100.00 Aa3 2,065,220
Erie Farm Metropolitan District, Erie, Boulder County,
Colorado, General Obligation Limited Tax Bonds,
Refunding & Improvement, Series 2021:
700 5.000%, 12/01/46 - AGM Insured 12/31 at 100.00 AA 753,662
1,010 4.000%, 12/01/51 - AGM Insured 12/31 at 100.00 AA 938,179
1,570 Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37 11/24 at 100.00 AA 1,623,333
First Creek Village Metropolitan District, Denver, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A:
500 3.000%, 12/01/29 9/24 at 103.00 Ba1 432,895
595 5.000%, 12/01/39 9/24 at 103.00 Ba1 578,185
600 Flying Horse Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A,
4.000%, 12/01/39 - AGM Insured
12/30 at 100.00 AA 601,674
500 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 N/R 459,530
1,525 Foothills Park and Recreation District, Jefferson County, Colorado, Lease
Revenue Bonds, Certificates of Participation, Series 2021, 4.000%,
12/01/33
12/31 at 100.00 AA- 1,608,509
890 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022, 6.000%,
12/01/52
9/27 at 103.00 N/R 794,708
120 Fronterra Village Metropolitan District 2, Commerce City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Refunding Series
2019, 4.000%, 12/01/22 - BAM Insured
No Opt. Call AA 120,000
500 Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B, 6.000%, 12/01/52
9/27 at 103.00 N/R 472,835
800 Glen Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 - BAM
Insured
12/25 at 100.00 AA 816,864
600 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2022A, 5.500%, 12/01/47 - BAM
Insured
6/32 at 100.00 AA 650,862
Grand Junction, Colorado, Certificates of Participation,
Series 2019:
475 4.000%, 12/01/35 12/29 at 100.00 AA- 494,351
670 4.000%, 12/01/37 12/29 at 100.00 AA- 683,407
635 Gunnison County, Colorado, Certificates of Participation, Series 2020A,
5.000%, 12/01/31
12/29 at 100.00 Aa3 706,317
335 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.200%,
12/01/32
1/23 at 100.00 N/R 335,107
350 Heritage Ridge Metropolitan District, Berthoud, Colorado, Senior Limited
Tax General Obligation Bonds, Refunding Series 2021A, 4.000%,
12/01/42 - AGM Insured
12/26 at 103.00 AA 339,637
1,000 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 N/R 1,001,940

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,125 High Plains Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 - NPFG
Insured
12/27 at 100.00 A2 $ 1,211,265
380 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Series 2020-A2, 4.125%, 12/01/40
12/23 at 103.00 Ba2 317,330
375 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25
12/23 at 100.00 N/R 336,435
2,875 Larimer, Weld and Boulder Counties School District R2-J, Thompson,
Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/31
12/28 at 100.00 AA 3,226,095
1,000 Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2021, 4.000%, 12/01/47 -
BAM Insured
12/31 at 100.00 AA 922,500
Lincoln Park Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation and
Improvement Bonds, Refunding Series 2018:
460 5.000%, 12/01/42 - AGM Insured 12/27 at 100.00 AA 490,254
2,000 5.000%, 12/01/46 - AGM Insured 12/27 at 100.00 AA 2,117,440
1,660 Longmont, Colorado, Sales and Use Tax Revenue Bonds, Series 2019,
3.000%, 11/15/33
11/28 at 100.00 AA+ 1,599,410
Lorson Ranch Metropolitan District 2, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2016:
825 5.000%, 12/01/36 12/26 at 100.00 BBB+ 847,828
1,805 5.000%, 12/01/41 12/26 at 100.00 BBB+ 1,842,796
650 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 - AGM
Insured
12/27 at 100.00 AA 692,750
1,580 Moffat County, Colorado, Certificates of Participation, Series 2021, 4.000%,
3/01/51
3/31 at 100.00 A+ 1,478,959
1,135 Montrose County, Colorado, Certificates of Participation, Series 2014,
5.000%, 12/01/34
12/24 at 100.00 BBB+ 1,147,780
1,000 Monument, El Paso County,  Colorado, Certificate of Participation, Series
2020, 4.000%, 12/01/45 - AGM Insured
12/28 at 100.00 AA 967,680
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46
12/25 at 100.00 N/R 452,715
494 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 N/R 470,792
570 Nexus North at DIA Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 482,488
725 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.625%, 12/01/37
1/23 at 103.00 N/R 727,016
Northern Colorado Water Conservancy District, Certificates
of Participation, Series 2022:
2,325 5.000%, 7/01/42 7/31 at 100.00 AA+ 2,536,598
3,100 5.250%, 7/01/52 7/31 at 100.00 AA+ 3,384,766
Northglenn Urban Renewal Authority, Northglenn,
Colorado, Tax Increment Revenue Bonds, Urban Renewal
Plan 2, Series 2019:
235 4.000%, 12/01/27 No Opt. Call BBB- 237,420
305 4.000%, 12/01/28 No Opt. Call BBB- 307,617
755 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 N/R 668,424
1,000 Palisade Park North Metropolitan District 1, Broomfield City and County,
Colorado, General Obligation Limited Tax Convertible to Unlimited Tax,
Refunding Series 2021A, 4.000%, 12/01/51 - BAM Insured
9/31 at 100.00 AA 973,270
Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016:
125 5.000%, 12/01/24 No Opt. Call Baa3 127,959
1,500 5.000%, 12/01/36 12/26 at 100.00 Baa3 1,529,340

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A:
$ 1,055 5.000%, 12/01/33 - NPFG Insured 12/25 at 100.00 A $ 1,094,678
235 5.000%, 12/01/45 12/25 at 100.00 A 241,284
2,250 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46
12/25 at 100.00 A 2,337,210
1,225 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51
12/28 at 100.00 A 1,137,890
2,235 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/38 - AGM
Insured
12/29 at 100.00 AA 2,253,215
1,500 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue
Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A
1/23 at 100.00 N/R 1,415,145
Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A:
500 5.000%, 12/01/41 - BAM Insured 12/31 at 100.00 AA 542,480
500 5.000%, 12/01/46 - BAM Insured 12/31 at 100.00 AA 538,330
Pueblo County, Colorado, Certificates of Participation,
Community Improvement Projects, Series 2019:
1,150 4.000%, 12/01/31 12/27 at 100.00 Aa3 1,203,705
1,235 4.000%, 12/01/32 12/27 at 100.00 Aa3 1,290,983
235 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 190,091
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,516 4.500%, 7/01/34 7/25 at 100.00 N/R 2,375,205
1,000 4.750%, 7/01/53 7/28 at 100.00 N/R 913,700
2,500 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA 2,656,175
400 Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015, 5.000%,
12/01/44
12/24 at 100.00 N/R 361,432
2,500 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2016A, 5.000%, 11/01/46
11/26 at 100.00 AA+ 2,591,350
2,385 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017B, 4.000%, 11/01/35
11/27 at 100.00 AA+ 2,451,351
490 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 N/R 443,440
555 Riverview Metropolitan District, Steamboat Springs, Routt County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Refunding Series 2021, 5.000%, 12/01/41
6/26 at 103.00 N/R 485,181
1,000 Roaring Fork Transporation Authority, Colorado, Sales and Use Tax
Revenue Bonds, Refunding & improvement Series 2019, 4.000%,
12/01/44
12/29 at 100.00 AA 968,490
190 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2015A, 4.000%, 12/01/28
12/25 at 100.00 A 195,415
1,995 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General
Obligation Bonds, Subordinate Series 2022, 4.000%, 12/01/46 - AGM
Insured
12/31 at 100.00 AA 1,892,517
565 Silver Peaks Metropolitan District 3, Colorado, Limited Tax Obligation
Bonds, Senior Lien Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 480,256
200 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 5.000%, 12/01/37
12/27 at 100.00 Ba1 193,870
350 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-2, 5.000%, 12/01/47
12/27 at 100.00 Ba1 321,485
495 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
1/23 at 103.00 N/R 461,083

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R $ 902,850
750 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 A3 788,085
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.375%, 12/01/30
12/25 at 102.00 N/R 360,266
595 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series
22, 5.500%, 12/01/42
6/30 at 102.00 N/R 562,650
150 Stoneridge Metropolitan District, Colorado, General Obligation Bonds,
Limited Tax Refunding & Improvement Series 2016, 4.250%, 12/01/28 -
BAM Insured
12/26 at 100.00 AA 157,252
Tallyn's Reach Metropolitan District 3, Aurora, Colorado,
General Obligation Bonds, Refunding Series 2019:
200 4.000%, 12/01/27 - BAM Insured No Opt. Call AA 209,010
150 4.000%, 12/01/28 - BAM Insured No Opt. Call AA 157,854
225 5.000%, 12/01/29 - BAM Insured No Opt. Call AA 252,432
435 5.000%, 12/01/30 - BAM Insured 12/29 at 100.00 AA 487,170
460 5.000%, 12/01/31 - BAM Insured 12/29 at 100.00 AA 514,418
250 5.000%, 12/01/32 - BAM Insured 12/29 at 100.00 AA 278,428
250 5.000%, 12/01/33 - BAM Insured 12/29 at 100.00 AA 277,432
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA 787,222
1,640 Thompson Crossing Metropolitan District 6, Larimer County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Convertible to Unlimited Tax Series 2020, 5.000%, 12/01/40, 144A
12/30 at 100.00 Ba2 1,550,751
770 Thornton Development Authority, Colorado, Tax Increment Revenue
Bonds, North Washington Street Corridor Project, Refunding Series
2015, 3.250%, 12/01/28
12/24 at 100.00 A+ 771,532
5,000 Thornton, Colorado, Certificates of Participation, Series 2018, 4.000%,
12/01/39
12/28 at 100.00 Aa2 4,862,650
2,000 Triview Metropolitan District 4, El Paso County, California, General
Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A
12/23 at 103.00 N/R 1,942,060
Vauxmont Metropolitan District, Arvada, Colorado, Limited
Tax General Obligation and Special Revenue Bonds,
Convertible to Unlimited Tax Refunding Subordinate
Series 2019:
135 5.000%, 12/15/26 - AGM Insured 12/24 at 103.00 AA 144,612
250 5.000%, 12/15/27 - AGM Insured 12/24 at 103.00 AA 268,018
225 5.000%, 12/15/29 - AGM Insured 12/24 at 103.00 AA 241,310
Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds,
Series 2016A:
525 5.000%, 12/01/28 - BAM Insured 12/26 at 100.00 AA 564,601
1,250 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 AA 1,335,537
500 4.000%, 12/01/36 - BAM Insured 12/26 at 100.00 AA 509,810
Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016:
105 3.250%, 12/01/24 No Opt. Call N/R 100,733
1,000 4.000%, 12/01/33 12/26 at 100.00 N/R 885,960
300 5.000%, 12/01/35 12/26 at 100.00 N/R 290,799
645 5.250%, 12/01/40 12/26 at 100.00 N/R 624,573
130 Water Valley Metropolitan District 2, Windsor, Colorado, General
Obligation Bonds, Refunding Series 2016, 3.000%, 12/01/22
No Opt. Call N/R 130,000
500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/41
3/27 at 103.00 N/R 447,180
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R 915,390

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 600 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 4.125%, 12/01/31
3/26 at 103.00 N/R $ 521,898
Westminster, Colorado, Certificates of Participation, Series
2015A:
1,500 5.000%, 12/01/35 12/25 at 100.00 AA 1,579,065
1,000 4.000%, 12/01/38 12/25 at 100.00 AA 1,000,950
Wheatlands Metropolitan District 2, Aurora, Arapahoe
County, Colorado, General Obligation Bonds, Refunding
Series 2015:
1,000 5.000%, 12/01/30 - BAM Insured 12/25 at 100.00 AA 1,059,760
1,595 4.000%, 12/01/38 - BAM Insured 12/25 at 100.00 AA 1,598,748
500 Wildgrass Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2014A, 4.000%, 12/01/34 - BAM Insured
12/24 at 100.00 AA 513,195
147,504 Total Tax Obligation/Limited 147,589,060
Transportation - 7.1%
1,000 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB 1,000,170
500 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
1/23 at 100.00 BBB- 500,465
1,750 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2017A, 5.000%, 11/15/29, (AMT)
11/27 at 100.00 AA- 1,864,188
Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A:
1,995 5.000%, 11/15/39, (AMT) 11/32 at 100.00 AA- 2,108,296
3,340 5.000%, 11/15/41, (AMT) 11/32 at 100.00 AA- 3,493,840
500 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.000%, 11/15/47
11/32 at 100.00 AA- 540,780
Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D:
500 5.750%, 11/15/45, (AMT) 11/32 at 100.00 AA- 553,930
1,000 5.000%, 11/15/53, (AMT) 11/32 at 100.00 AA- 1,022,360
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.250%, 11/15/33
11/23 at 100.00 A+ 1,019,520
Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A:
2,055 5.000%, 12/01/27, (AMT) No Opt. Call A+ 2,199,877
1,000 5.000%, 12/01/30, (AMT) No Opt. Call A+ 1,091,350
8,305 5.000%, 12/01/43, (AMT) 12/28 at 100.00 A+ 8,480,485
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/37
12/28 at 100.00 A+ 1,073,090
500 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B 496,410
750 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project
Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27, (AMT)
1/23 at 100.00 Baa2 697,500
Grand Junction Regional Airport Authority, Colorado,
General Airport Revenue Bonds, Refunding Series 2016A:
680 5.000%, 12/01/25 - NPFG Insured No Opt. Call Baa2 716,639
965 5.000%, 12/01/27 - NPFG Insured 12/26 at 100.00 Baa2 1,031,855
1,215 5.000%, 12/01/32 12/26 at 100.00 Baa2 1,274,802
1,275 5.000%, 12/01/33 12/26 at 100.00 Baa2 1,332,923
1,000 5.000%, 12/01/34 12/26 at 100.00 Baa2 1,041,680
30,330 Total Transportation 31,540,160

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 8.0% (4)
$ 500 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2013A, 5.625%, 12/01/38, (Pre-refunded
12/01/23)
12/23 at 100.00 BBB $ 514,105
130 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2014, 5.000%, 12/01/43, (Pre-refunded
12/01/23)
12/23 at 100.00 BB+ 132,616
500 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Johnson & Wales University Project, Series 2013A, 5.250%, 4/01/43,
(Pre-refunded 4/01/23)
4/23 at 100.00 N/R 504,350
Colorado Health Facilities Authority, Colorado, Health
Facilities Revenue Bonds, The Evangelical Lutheran Good
Samaritan Society Project, Refunding Series 2017:
50 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R 54,380
1,585 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R 1,723,830
3,535 Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds,
NCMC Inc., Series 2016, 4.000%, 5/15/32, (Pre-refunded 5/15/26)
5/26 at 100.00 N/R 3,674,067
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Adventist Health System/Sunbelt Obligated
Group, Series 2016B:
65 5.000%, 11/15/29, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R 69,505
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Catholic Health Initiatives, Series 2013A:
1,510 5.250%, 1/01/40, (Pre-refunded 1/01/23) 1/23 at 100.00 A- 1,513,231
2,000 5.250%, 1/01/45, (Pre-refunded 1/01/23) 1/23 at 100.00 A- 2,004,280
1,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R 1,100,331
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Evangelical Lutheran Good Samaritan Society
Project, Series 2013A:
450 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 475,380
3,000 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 3,169,200
575 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 AA+ 589,346
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2016B:
500 5.000%, 3/01/34, (Pre-refunded 3/01/27) 3/27 at 100.00 Aa3 546,760
500 5.000%, 3/01/41, (Pre-refunded 3/01/27) 3/27 at 100.00 Aa3 546,760
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Series 2013C:
675 5.000%, 3/01/44, (Pre-refunded 3/01/23) 3/23 at 100.00 N/R 679,165
625 5.000%, 3/01/44, (Pre-refunded 3/01/23) 3/23 at 100.00 N/R 628,856
1,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2014, 5.000%, 8/01/44, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 AA 1,037,720
Commerce City, Colorado, Sales and Use Tax Revenue
Bonds, Series 2016:
1,200 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 AA 1,294,152
6,000 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 AA 6,470,760
Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds,
Refunding Series 2014A:
1,000 4.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 Aa1 1,027,100
1,000 4.000%, 12/01/33, (Pre-refunded 12/01/24) 12/24 at 100.00 Aa1 1,027,100
1,000 Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 4.000%, 12/01/40, (Pre-refunded 12/01/25)
12/25 at 100.00 Aa2 1,034,750
500 Powhaton Road Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.625%, 12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R 528,450

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
$ 1,033 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
& Improvement Series 2013, 5.000%, 12/01/33, (Pre-refunded
12/01/23), 144A
12/23 at 100.00 N/R $ 1,053,350
645 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2014B-1, 4.000%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 Aa1 658,384
3,410 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2017A-2, 4.000%, 6/01/36, (Pre-refunded 6/01/28)
6/28 at 100.00 Aa1 3,627,865
34,073 Total U.S. Guaranteed 35,685,793
Utilities - 13.5%
Arapahoe County Water and Wastewater Authority,
Colorado, Revenue Bonds, Refunding Series 2019:
1,000 4.000%, 12/01/37 No Opt. Call AA 1,010,168
1,845 4.000%, 12/01/38 12/29 at 100.00 AA 1,858,911
1,000 Castle Rock, Colorado, Water and Sewer Enterprise Revenue Bonds,
Series 2022, 4.000%, 12/01/42
12/32 at 100.00 AA+ 997,370
3,940 Centennial Water and Sanitation District, Douglas County, Colorado,
Water and Wastewater Revenue Bonds, Series 2019, 5.000%, 12/01/43
12/28 at 100.00 AAA 4,260,992
500 Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue
Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 AA 478,285
4,435 City of Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2022B, 5.250%, 11/15/52
11/32 at 100.00 AA+ 4,965,426
500 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2015A, 4.000%, 11/15/35
11/25 at 100.00 AA+ 507,875
765 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, City of Fountain, Electric, Water &
Wastewater Utility Enterprise Project, Series 2014A, 4.000%, 9/01/32 -
BAM Insured
9/24 at 100.00 AA 779,130
1,000 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series
2011B, 4.125%, 8/01/26
1/23 at 100.00 Aa3 1,002,370
1,090 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Telluride Town Project, Series 2020A,
4.000%, 6/01/35 - AGM Insured
6/30 at 100.00 AA 1,117,337
1,250 Denver City and County Board of Water Commissioners, Colorado, Water
Revenue Bonds, Green Series 2017A, 4.000%, 9/15/42
9/27 at 100.00 AAA 1,260,825
7,000 Denver City and County Board of Water Commissioners, Colorado, Water
Revenue Bonds, Series 2022A, 5.000%, 12/15/52
12/32 at 100.00 AAA 7,759,780
4,655 Eagle River Water and Sanitation District, Eagle County, Colorado,
Enterprise Wastewater Revenue Bonds, Improvement Series 2020A,
4.000%, 12/01/49 - AGM Insured
12/29 at 100.00 AA 4,361,456
1,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Improvement Series 2019A, 4.000%,
11/15/38
11/29 at 100.00 AA- 1,008,400
East Cherry Creek Valley Water and Sanitation District,
Arapahoe County, Colorado, Water Revenue Bonds,
Refunding Series 2015:
650 5.000%, 11/15/32 11/25 at 100.00 AA- 685,100
1,815 4.000%, 11/15/35 11/25 at 100.00 AA- 1,857,834
220 East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Refunding Series 2020, 4.000%,
11/15/35
5/30 at 100.00 AA- 229,266
Erie, Boulder and Weld Counties, Colorado, Water
Enterprise Revenue Bonds, Refunding Series 2015:
500 3.000%, 12/01/29 12/25 at 100.00 AA 501,205
570 4.000%, 12/01/31 12/25 at 100.00 AA 590,913
105 Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020,
4.000%, 12/01/40 - BAM Insured
12/30 at 100.00 AA 104,760
Fort Lupton, Colorado, Water System Revenue Bonds,
Refunding & Improvement Series 2017:
1,140 4.000%, 12/01/42 - AGM Insured 12/27 at 100.00 AA 1,119,856
2,430 5.000%, 12/01/47 - AGM Insured 12/27 at 100.00 AA 2,576,116

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Fountain, El Paso County, Colorado, Acting by and through
the City of Fountain Electric, Water and Wastewater Utility
Enterprise, Water and Electric Revenue Bonds, Series
2019:
$ 320 4.000%, 12/01/35 - AGM Insured 12/26 at 100.00 AA $ 327,693
525 4.000%, 12/01/37 - AGM Insured 12/26 at 100.00 AA 534,655
1,180 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 4.000%,
12/01/51 - AGM Insured
12/31 at 100.00 AA 1,096,090
2,000 Loveland, Colorado, Electric and Communications Enterprise Revenue
Bonds, Series 2019A, 5.000%, 12/01/44
12/28 at 100.00 A+ 2,081,900
1,000 Morgan County Quality Water District, Morgan and Washington Counties,
Colorado, Water Revenue Bonds, Series 2020, 4.000%, 12/01/50 - AGM
Insured
12/30 at 100.00 AA 955,590
1,115 North Weld County Water District, Colorado, Water Enterprise Revenue
Bonds,  Series 2019, 4.000%, 11/01/30
11/27 at 100.00 AA 1,176,771
Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2020:
745 4.000%, 11/01/38 11/29 at 100.00 AA+ 752,592
300 4.000%, 11/01/40 11/29 at 100.00 AA+ 301,608
Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2022:
1,000 4.000%, 11/01/38 11/32 at 100.00 AA+ 1,013,860
8,805 4.000%, 11/01/47 11/32 at 100.00 AA+ 8,738,434
1,295 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28
No Opt. Call AA- 1,385,689
1,000 Triview Metropolitan District, El Paso County, Colorado, Water and
Wastewater Enterprise Revenue Bonds, Green Series 2020, 4.000%,
12/01/40 - BAM Insured
12/28 at 100.00 AA 1,003,140
2,000 Upper Eagle Regional Water Authority, Eagle County, Colorado, Water
Revenue Bonds, Refunding & Improvement Series 2020, 4.000%,
12/01/50 - AGM Insured
12/30 at 100.00 AA 1,895,520
58,695 Total Utilities 60,296,917
$ 435,022 Total Long-Term Investments (cost $453,734,108) 439,934,049
Other Assets Less Liabilities - 1.4% 6,395,519
Net Assets - 100% $ 446,329,568
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See accompanying notes to financial statements.

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.2%
X 235,984,806 MUNICIPAL BONDS - 97.1%
X 235,984,806
Consumer Discretionary - 1.8%
$ 4,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC+ $ 3,690,920
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31 (4)
1/23 at 100.00 N/R 600,000
5,000 Total Consumer Discretionary 4,290,920
Consumer Staples - 2.4%
900 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 825,858
545 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
1/23 at 100.00 BBB 543,637
1,070 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
12/22 at 100.00 N/R 1,021,593
620 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call A- 632,549
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 BBB+ 981,020
20 Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31
1/23 at 100.00 Aa3 20,021
1,900 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,763,200
6,055 Total Consumer Staples 5,787,878
Education and Civic Organizations - 7.0%
Baltimore County, Maryland, Economic Development
Revenue Bonds, McDonogh School Facility, Series 2021:
665 4.000%, 9/01/32 9/31 at 100.00 A+ 696,222
450 4.000%, 9/01/35 9/31 at 100.00 A+ 454,324
1,000 Chestertown, Maryland, Economic Development Project Revenue Bonds,
Washington College, Refunding Series 2021A, 4.000%, 3/01/36
3/31 at 100.00 BBB 986,770
1,500 Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount
Saint Mary's University Inc., Series 2017A, 5.000%, 9/01/45, 144A
9/27 at 100.00 BB+ 1,377,675
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 BBB+ 519,180
645 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/52, 144A
5/30 at 100.00 N/R 594,000
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B:
500 5.000%, 7/01/38 7/23 at 100.00 AA+ 503,445
2,625 4.250%, 7/01/41 7/23 at 100.00 AA+ 2,629,384
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2014, 4.000%, 10/01/39
10/24 at 100.00 A 481,415
1,210 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49
10/29 at 100.00 A 1,283,084
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2012, 5.000%, 6/01/29
12/22 at 100.00 Baa1 2,001,720
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series
2016:
385 5.000%, 6/01/29 6/26 at 100.00 Baa1 402,756
700 5.000%, 6/01/33 6/26 at 100.00 Baa1 727,496

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series
2017:
$ 315 5.000%, 6/01/36 6/26 at 100.00 Baa1 $ 325,045
235 5.000%, 6/01/42 6/26 at 100.00 Baa1 240,753
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A:
1,000 4.000%, 6/01/38 6/31 at 100.00 BBB- 915,260
2,010 4.000%, 6/01/46 6/31 at 100.00 BBB- 1,739,474
1,100 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Sereis 2019,
4.000%, 9/01/43
3/29 at 100.00 A+ 1,051,611
17,340 Total Education and Civic Organizations 16,929,614
Energy - 1.3%
3,260 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
1/23 at 100.00 BB 3,260,620
Health Care - 14.7%
Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series
2015:
660 4.000%, 7/01/32 7/25 at 100.00 A 652,806
1,650 4.250%, 7/01/35 7/25 at 100.00 A 1,598,817
1,000 5.000%, 7/01/40 7/25 at 100.00 A 1,009,100
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series
2017B:
750 5.000%, 7/01/34 7/27 at 100.00 A3 772,882
500 5.000%, 7/01/38 7/27 at 100.00 A3 507,115
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A:
90 5.000%, 7/01/36 7/26 at 100.00 BBB+ 92,073
1,250 5.000%, 7/01/38 7/26 at 100.00 BBB+ 1,269,562
440 4.000%, 7/01/42 7/26 at 100.00 BBB+ 386,685
1,750 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare Inc., Series 2021, 5.000%, 1/01/36
1/32 at 100.00 Baa3 1,818,373
1,680 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 BBB 1,435,476
2,020 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 Baa3 2,053,189
Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series
2020:
740 3.250%, 7/01/39 7/30 at 100.00 A- 592,710
50 4.000%, 7/01/40 7/30 at 100.00 A- 46,578
520 4.000%, 7/01/45 7/30 at 100.00 A- 472,384
Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Greater Baltimore Medical Center, Series
2021A:
2,250 4.000%, 7/01/40 7/31 at 100.00 A+ 2,169,878
165 3.000%, 7/01/46 7/31 at 100.00 A+ 121,448
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016:
1,000 4.000%, 7/01/41 7/26 at 100.00 A+ 974,020
500 5.000%, 7/01/47 7/26 at 100.00 A+ 505,720
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017:
575 5.000%, 7/01/33 7/27 at 100.00 A+ 608,551
500 4.000%, 7/01/42 7/27 at 100.00 A+ 486,775

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015:
$ 955 4.125%, 7/01/47 7/25 at 100.00 A+ $ 913,228
1,020 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Medstar Health Issue, Series 2013B, 5.000%, 8/15/38
8/23 at 100.00 A 1,026,559
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A:
2,000 5.000%, 5/15/42 5/27 at 100.00 A 2,056,200
1,500 5.000%, 5/15/45 5/27 at 100.00 A 1,532,970
1,560 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Series 2020A, 5.000%,
7/01/34
7/30 at 100.00 A 1,653,881
2,075 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 AA- 2,114,446
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 A 2,569,600
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%,
4/15/45
4/30 at 100.00 A 2,295,100
Montgomery County, Maryland, Revenue Bonds, Trinity
Health Credit Group, Series 2015:
3,000 4.000%, 12/01/44 6/25 at 100.00 AA- 2,893,530
1,000 5.000%, 12/01/44 6/25 at 100.00 AA- 1,017,110
36,200 Total Health Care 35,646,766
Housing/Multifamily - 10.4%
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 A+ 2,042,200
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 A+ 1,793,340
640 Howard County Housing Commission, Maryland, Revenue Bonds,
Gateway Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 A+ 587,091
1,660 Howard County Housing Commission, Maryland, Revenue Bonds, The
Verona at Oakland Mills Project, Series 2013, 5.000%, 10/01/28
10/23 at 100.00 A+ 1,684,269
1,310 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021A, 2.200%, 7/01/41
1/31 at 100.00 AA+ 950,471
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021B, 2.100%, 1/01/41
7/31 at 100.00 AA+ 712,940
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021C, 2.600%, 1/01/42
7/31 at 100.00 AA+ 735,320
935 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2000A, 2.600%, 7/01/40
7/29 at 100.00 AA+ 719,763
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2014D, 4.000%, 7/01/45
1/24 at 100.00 AA+ 1,300,928
235 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2017C, 3.550%, 7/01/42
1/27 at 100.00 AA+ 218,632
1,480 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2018A, 3.950%, 7/01/43
1/28 at 100.00 AA+ 1,444,687
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2020E, 2.150%, 7/01/40
1/30 at 100.00 AA+ 700,980
1,750 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 Aaa 1,761,375

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 575 Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017,
5.000%, 7/01/32
7/27 at 100.00 BB+ $ 575,437
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Morgan State University Project, Senior Series 2022, 6.000%,
7/01/58
7/32 at 100.00 BBB- 1,068,270
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Morgan State University Project,
Series 2020:
200 4.000%, 7/01/40 7/30 at 100.00 BBB- 180,256
1,150 5.000%, 7/01/50 7/30 at 100.00 BBB- 1,134,694
500 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Salisbury University Project, Refunding Series 2013, 5.000%,
6/01/34
6/23 at 100.00 Baa3 496,115
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27
1/23 at 100.00 BBB- 1,000,310
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland -
Baltimore Project, Refunding Senior Lien Series 2015:
255 5.000%, 7/01/31 7/25 at 100.00 BB+ 256,520
475 5.000%, 7/01/35 7/25 at 100.00 BB+ 474,098
1,140 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, Baltimore County Project, Refunding
Series 2016, 3.600%, 7/01/35 - AGM Insured
1/23 at 100.00 AA 1,139,202
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College
Park Project, Refunding Series 2016:
1,145 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 AA 1,198,242
520 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 AA 529,116
1,250 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.650%,
7/01/34
7/24 at 100.00 Aaa 1,241,925
750 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021B, 2.250%,
7/01/41
7/30 at 100.00 Aaa 548,895
1,000 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.200%,
7/01/36
7/30 at 100.00 Aaa 788,510
27,400 Total Housing/Multifamily 25,283,586
Housing/Single Family - 4.4%
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2014C, 3.200%, 9/01/28
3/24 at 100.00 Aa1 2,458,075
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019B, 3.200%, 9/01/39
9/28 at 100.00 Aa1 2,211,775
Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C:
550 5.000%, 9/01/28 No Opt. Call Aa1 603,862
800 5.000%, 3/01/30 3/29 at 100.00 Aa1 878,816
725 3.000%, 3/01/42 3/29 at 100.00 Aa1 606,709
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 Aa1 889,088
500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 Aa1 340,500
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 Aa1 1,479,680

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family (continued)
$ 1,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.200%, 7/01/44
7/29 at 100.00 AA+ $ 853,880
420 Montgomery County Housing Opportunities Commission, Maryland,
Program Revenue Bonds, Series 2019C, 3.300%, 7/01/39, (AMT)
1/28 at 100.00 Aa2 373,199
12,425 Total Housing/Single Family 10,695,584
Long-Term Care - 4.3%
1,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 5.000%, 1/01/37
1/26 at 100.00 A 1,025,680
1,750 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2020, 4.000%, 1/01/45
1/27 at 103.00 A 1,556,310
2,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc
Facility, Series 2020, 4.000%, 1/01/50
1/27 at 103.00 A 1,909,200
1,200 Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury
Methodist Obligated Group Project, Refunding Series 2018A, 5.000%,
1/01/33
1/24 at 104.00 BBB 1,210,656
1,250 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/44
4/27 at 100.00 N/R 1,055,388
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series
2016A:
700 5.000%, 1/01/36 7/26 at 100.00 A- 731,633
835 5.000%, 1/01/45 7/26 at 100.00 A- 863,707
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm
Project, Series 2017A-1:
575 5.000%, 11/01/30 11/24 at 103.00 B- 557,439
950 5.000%, 11/01/32 11/24 at 103.00 B- 908,428
100 5.000%, 11/01/37 11/24 at 103.00 B- 92,457
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B:
500 5.000%, 11/01/42 11/24 at 103.00 B- 446,045
100 5.000%, 11/01/47 11/24 at 103.00 B- 86,570
10,960 Total Long-Term Care 10,443,513
Tax Obligation/General - 9.6%
2,040 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/32
No Opt. Call AA 1,401,256
1,000 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2020A, 4.000%, 8/15/39
8/30 at 100.00 AAA 1,021,750
Maryland State, General Obligation Bonds, State and Local
Facilities Loan, First Series 2017A:
1,000 5.000%, 3/15/23 No Opt. Call AAA 1,007,440
1,000 5.000%, 3/15/31 3/27 at 100.00 AAA 1,097,370
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2018A, 5.000%, 3/15/29
3/28 at 100.00 AAA 1,116,620
5,645 Murrieta Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32
- AGM Insured
No Opt. Call AA 3,977,241
3,000 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2019A, 5.000%, 7/15/30
7/29 at 100.00 AAA 3,427,770
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
2,000 0.000%, 7/01/33 7/31 at 89.94 N/R 1,097,840
1,000 4.000%, 7/01/46 7/31 at 103.00 N/R 772,340
Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Second Series
2016:
2,575 5.000%, 6/01/27 6/26 at 100.00 AAA 2,780,485
1,300 5.000%, 6/01/35 6/26 at 100.00 AAA 1,387,906

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,500 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2018, 4.000%, 6/01/39
6/28 at 100.00 AAA $ 2,540,400
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
6,220 0.000%, 8/15/49 8/25 at 37.14 Aaa 1,784,829
30,280 Total Tax Obligation/General 23,413,247
Tax Obligation/Limited - 19.1%
1,800 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
General Improvement, Series 2017, 5.000%, 10/01/27
10/26 at 100.00 AAA 1,956,438
1,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.375%, 6/01/36
6/26 at 100.00 N/R 1,004,010
Baltimore, Maryland, Special Obligation Bonds, East
Baltimore Research Park Project, Series 2017A:
460 4.500%, 9/01/33 9/27 at 100.00 N/R 445,814
120 5.000%, 9/01/38 9/27 at 100.00 N/R 120,073
755 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.000%, 6/01/36
6/26 at 100.00 N/R 756,925
1,300 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.500%, 6/01/39, 144A
6/29 at 100.00 N/R 1,036,373
250 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.700%, 6/01/39, 144A
6/23 at 100.00 N/R 202,920
1,550 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 5.000%, 6/01/51, 144A
6/31 at 100.00 N/R 1,460,534
Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District,
Refunding Series 2019:
380 4.000%, 7/01/29 1/29 at 100.00 N/R 368,638
334 5.000%, 7/01/36 1/29 at 100.00 N/R 336,084
96 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 - RAAI
Insured
1/23 at 100.00 AA 96,222
Frederick County, Maryland, Special Obligation Bonds,
Urbana Community Development Authority, Refunding
Series 2020A:
1,000 4.000%, 7/01/34 7/30 at 100.00 A- 1,008,510
1,250 4.000%, 7/01/35 7/30 at 100.00 A- 1,255,925
360 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020B, 4.000%,
7/01/40
7/30 at 100.00 N/R 317,434
55 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50, 144A
7/30 at 100.00 N/R 45,950
170 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019,
3.750%, 7/01/39
7/29 at 100.00 N/R 141,666
100 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R 94,097
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/23 No Opt. Call BB 1,010,970
1,015 5.000%, 12/01/33 12/26 at 100.00 BB 1,037,655
500 5.000%, 12/01/46 12/26 at 100.00 BB 496,685
Harford County, Maryland, Special Obligation Bonds,
Beechtree Estates Project, Refunding Series 2021:
750 4.000%, 7/01/36 7/30 at 100.00 A 752,025
675 4.000%, 7/01/40 7/30 at 100.00 A 649,350
725 Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2014, 5.800%, 2/15/34
2/24 at 100.00 N/R 706,882

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A:
$ 600 4.125%, 2/15/34, 144A 2/26 at 100.00 N/R $ 554,856
550 4.375%, 2/15/39, 144A 2/26 at 100.00 N/R 502,375
1,285 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/34
7/25 at 100.00 N/R 1,211,177
1,000 Maryland Community Development Administration, Local Government
Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%,
6/01/49
6/29 at 100.00 Aa3 965,040
185 Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44
1/27 at 100.00 N/R 166,136
2,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 N/R 1,585,020
2,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 4.000%, 6/01/46
6/31 at 100.00 AA 1,906,700
1,965 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 5.000%, 6/01/34
6/32 at 100.00 AA 2,242,379
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2016:
1,000 5.000%, 5/01/32 5/26 at 100.00 AA 1,055,680
1,250 5.000%, 5/01/33 5/26 at 100.00 AA 1,317,462
2,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A, 5.000%,
5/01/36
5/28 at 100.00 AA 2,145,800
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Taxable Refunding Series 2022C:
1,500 0.000%, 5/01/51 No Opt. Call AA 418,965
1,500 0.000%, 5/01/52 No Opt. Call AA 396,450
575 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R 593,291
25 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46,
144A
1/26 at 100.00 N/R 25,033
2,000 Prince George's County, Maryland, Certificates of Participation, University
of Maryland Capital Region Medical Center, Series 2018, 5.000%,
10/01/38
10/28 at 100.00 AA+ 2,153,560
356 Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls
Project, Series 2005, 5.250%, 7/01/35
1/23 at 100.00 N/R 356,171
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
22 0.000%, 7/01/24 No Opt. Call N/R 20,455
55 0.000%, 7/01/27 No Opt. Call N/R 44,329
54 0.000%, 7/01/29 7/28 at 98.64 N/R 39,285
70 0.000%, 7/01/31 7/28 at 91.88 N/R 45,461
78 0.000%, 7/01/33 7/28 at 86.06 N/R 45,051
2,610 0.000%, 7/01/51 7/28 at 30.01 N/R 491,097
1,000 4.750%, 7/01/53 7/28 at 100.00 N/R 913,700
5,465 5.000%, 7/01/58 7/28 at 100.00 N/R 5,185,247
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
500 4.329%, 7/01/40 7/28 at 100.00 N/R 452,960
3 4.536%, 7/01/53 7/28 at 100.00 N/R 2,617
47 4.784%, 7/01/58 7/28 at 100.00 N/R 42,963
1,000 Puerto Rico, Highway Revenue Bonds, Highway and Transportation
Authority, Refunding Series 2007CC, 5.500%, 7/01/30 - AGM Insured
No Opt. Call AA 1,023,580
1,000 Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33,
144A
9/25 at 100.00 A 1,018,210
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
1/23 at 100.00 Baa2 1,011,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 3,250 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 AA $ 3,130,173
51,590 Total Tax Obligation/Limited 46,363,903
Transportation - 10.2%
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
120 5.000%, 7/01/33, (AMT) 7/28 at 100.00 A 125,910
425 5.000%, 7/01/34, (AMT) 7/28 at 100.00 A 444,563
Maryland Department of Transportation, Special
Transportation Project Revenue Bonds, Baltimore/
Washington International Thurgood Marshall Airport,
Series 2021B:
5,150 5.000%, 8/01/46, (AMT) 8/31 at 100.00 A1 5,288,844
2,410 4.000%, 8/01/51, (AMT) 8/31 at 100.00 A1 2,152,853
300 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/44, (AMT)
6/29 at 100.00 Baa2 304,485
1,940 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series
2017A, 5.000%, 6/01/35
6/28 at 100.00 Baa2 2,017,348
1,500 Maryland Economic Development Corporation Senior Economic
Development Revenue Bonds (Annapolis Mobility and Resilience
Project) Series 2022A, 5.250%, 12/31/47
6/32 at 100.00 N/R 1,564,350
1,600 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/39, (AMT)
7/29 at 100.00 BBB 1,442,400
Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project,
Subordinate Parking Facilities Revenue Bonds, Series
2018C:
500 4.000%, 6/01/38 6/28 at 100.00 BB+ 417,840
305 4.000%, 6/01/58 6/28 at 100.00 BB+ 216,824
1,275 Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds,
Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 BBB- 1,181,568
2,915 Maryland Economic Development Corporation, Private Activity Revenue
Bonds, Purple Line Light Rail Project, Green Series 2022B, 5.250%,
6/30/52, (AMT)
6/32 at 100.00 BBB 3,027,023
1,000 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/32, (AMT)
6/29 at 100.00 A+ 1,066,410
1,000 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 5.000%, 7/01/39
7/31 at 100.00 Aa2 1,117,980
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
70 5.000%, 8/01/26, (AMT) 12/22 at 100.00 B 70,004
340 5.000%, 8/01/31, (AMT) 12/22 at 100.00 B 340,004
1,260 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022,
3.000%, 1/01/41, (AMT)
1/32 at 100.00 BBB 965,790
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
1,500 5.000%, 7/01/30 7/27 at 100.00 AA 1,641,765
1,390 5.000%, 7/01/37 7/27 at 100.00 AA 1,476,722
25,000 Total Transportation 24,862,683

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 6.5% (5)
$ 565 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 N/R $ 597,663
1,065 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
8/21 at 100.00 N/R 1,124,842
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015:
1,000 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ 1,034,120
750 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ 794,565
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Peninsula Regional Medical Center Issue,
Refunding Series 2015:
1,340 5.000%, 7/01/33, (Pre-refunded 7/01/24) 7/24 at 100.00 A 1,388,159
1,250 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 A 1,294,925
3,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/26, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R 3,121,710
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2016:
1,000 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 AA 1,077,000
3,250 5.000%, 5/01/41, (Pre-refunded 5/01/26) 5/26 at 100.00 AA 3,500,250
1,500 Washington County County Commissioners, Maryland, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019B, 5.000%,
1/01/30, (Pre-refunded 1/01/29)
1/29 at 100.00 BBB+ 1,676,220
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
780 0.000%, 8/15/49, (Pre-refunded 8/15/25) 8/25 at 37.14 Aaa 266,464
15,500 Total U.S. Guaranteed 15,875,918
Utilities - 5.4%
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Refunding
Series 2022A, 5.250%, 7/01/47
7/32 at 100.00 Aa2 2,214,340
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A,
5.000%, 7/01/49
7/29 at 100.00 Aa2 2,122,920
2,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 Aa3 2,099,680
2,150 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB- 2,148,903
415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 421,594
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
500 5.000%, 7/01/27 7/26 at 100.00 A- 516,025
500 5.000%, 1/01/46 7/26 at 100.00 A- 502,450
Guam Power Authority, Revenue Bonds, Refunding Series
2017A:
825 5.000%, 10/01/33 10/27 at 100.00 BBB 856,705
200 5.000%, 10/01/38 10/27 at 100.00 BBB 205,156
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
1,000 5.000%, 7/01/30, 144A No Opt. Call N/R 1,011,270
1,000 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 960,120
70 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 71,411
12,660 Total Utilities 13,130,574
$ 253,670 Total Municipal Bonds (cost $249,932,010) 235,984,806

Shares Description (1) Value
X 204,617 COMMON STOCKS - 0.1%
X 204,617
Airlines - 0.1%
$ 14,180 American Airlines Group Inc (6),(7) $ 204,617
Total Common Stocks (cost $425,978) 204,617
Total Long-Term Investments (cost $250,357,988) 236,189,423
Other Assets Less Liabilities - 2.8% 6,785,436
Net Assets - 100% $ 242,974,859
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See accompanying notes to financial statements.

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.2%
X 76,814,348 MUNICIPAL BONDS - 99.2%
X 76,814,348
Consumer Staples - 0.1%
$ 65 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ $ 56,634
Education and Civic Organizations - 4.4%
2,235 Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue
Bonds, Albuquerque Acadamy Project, Refunding Series 2020, 4.000%,
9/01/40
9/30 at 100.00 A- 2,176,421
685 New Mexico Institute of Mining and Technology, Revenue Bonds, Series
2019, 4.000%, 12/01/37 - AGM Insured
12/29 at 100.00 AA 668,923
535 New Mexico State University, Revenue Bonds, Refunding & Improvement
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 A+ 565,436
3,455 Total Education and Civic Organizations 3,410,780
Health Care - 10.2%
500 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A+ 455,770
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2017A:
1,000 4.000%, 8/01/36 11/27 at 100.00 AA 1,002,960
1,000 4.000%, 8/01/46 11/27 at 100.00 AA 960,280
1,010 5.000%, 8/01/46 11/27 at 100.00 AA 1,049,683
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019A:
1,250 5.000%, 8/01/39 8/29 at 100.00 AA 1,322,975
240 5.000%, 8/01/44 8/29 at 100.00 AA 251,472
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center,
Refunding & Improvement Series 2020:
1,500 4.000%, 6/01/34 6/30 at 100.00 BBB+ 1,431,885
785 4.000%, 6/01/35 6/30 at 100.00 BBB+ 733,959
750 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A- 651,420
8,035 Total Health Care 7,860,404
Housing/Multifamily - 1.3%
1,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
12/22 at 100.00 N/R 1,002,410
Housing/Single Family - 4.0%
295 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.875%, 7/01/43
1/28 at 100.00 Aaa 278,164
1,405 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019C, 3.600%, 7/01/44
7/28 at 100.00 Aaa 1,322,990
745 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.300%, 7/01/46
7/30 at 100.00 Aaa 523,087
115 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 Aaa 79,233
1,235 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2022A, 2.550%, 9/01/42
3/31 at 100.00 Aaa 928,856
3,795 Total Housing/Single Family 3,132,330

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 1.5%
$ 1,365 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2012, 5.000%, 5/15/42
1/23 at 100.00 BB+ $ 1,175,784
Tax Obligation/General - 8.8%
1,295 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, School Building
Series 2014A, 4.000%, 8/01/28
8/23 at 100.00 AA 1,305,774
1,000 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, School Building
Series 2018, 5.000%, 8/01/36
8/28 at 100.00 AA 1,088,610
1,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 772,340
1,250 Santa Fe Public School District, Santa Fe County, New Mexico, General
Obligation School Building Bonds, Series 2022, 5.000%, 8/01/32
8/30 at 100.00 AA- 1,413,412
515 Silver City Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds, School Building Series 2017, 4.000%,
8/01/37
8/25 at 100.00 Aa3 521,046
675 Silver Consolidated School District 1, Grant County, New Mexico, General
Obligation Bonds,  School Building Series 2019, 4.000%, 8/01/37
8/28 at 100.00 Aa3 689,297
1,000 Taos Municipal School District, Taos County, New Mexico, General
Obligation Bonds, Refunding Series 2014, 5.000%, 9/01/27
9/24 at 100.00 Aa3 1,039,160
6,735 Total Tax Obligation/General 6,829,639
Tax Obligation/Limited - 37.5%
Albuquerque, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvement Series 2015A:
250 4.000%, 7/01/35 7/25 at 100.00 AAA 254,090
1,195 5.000%, 7/01/37 7/25 at 100.00 AAA 1,249,552
500 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2016C, 4.000%, 7/01/34
7/26 at 100.00 AAA 512,280
755 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2022B, 5.000%, 7/01/41
7/32 at 100.00 AAA 838,526
Artesia, New Mexico, Gross Receipts Tax Revenue Bonds,
Refunding Series 2019:
1,130 4.000%, 6/01/28 6/26 at 100.00 AA- 1,170,386
570 4.000%, 6/01/29 6/26 at 100.00 AA- 590,075
1,230 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
1996B, 5.700%, 4/01/27 - NPFG Insured
No Opt. Call AAA 1,313,099
1,240 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
2017A, 4.000%, 6/15/34
6/27 at 100.00 AAA 1,278,874
435 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R 435,352
200 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 N/R 180,890
1,000 Clayton, New Mexico, Jail Project Revenue Bonds, Refunding &
Improvement Series 2015, 5.000%, 11/01/29
11/25 at 100.00 BBB+ 1,033,870
600 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015, 4.000%, 8/01/35 - BAM Insured
8/24 at 100.00 AA 609,030
1,000 Curry County, New Mexico, Gross Receipts Tax Improvement Revenue
Bonds, Series 2014, 5.000%, 12/01/36 - BAM Insured
12/24 at 100.00 AA 1,035,960
500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 BB 502,265
780 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 BB 774,829
125 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvment Series 2016, 3.000%, 4/01/41
4/26 at 100.00 AA 104,879
500 Lower Petroglyphs Public Improvements District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 5.000%,
10/01/38
10/27 at 100.00 N/R 466,120
230 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 231,937
810 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33
10/23 at 100.00 N/R 797,242

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Montecito Estates Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2016, 4.000%,
10/01/37
10/26 at 100.00 AA $ 1,016,560
1,320 New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission Series 2014A, 5.000%, 6/15/32
6/24 at 100.00 AA 1,361,342
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,100 4.550%, 7/01/40 7/28 at 100.00 N/R 1,024,463
725 4.750%, 7/01/53 7/28 at 100.00 N/R 662,432
770 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds,
Series 2017, 4.000%, 8/01/34
8/27 at 100.00 AA 799,884
970 Saltillo Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Refunding Series 2018, 4.000%, 10/01/37 - BAM
Insured
10/28 at 100.00 AA 993,658
1,015 San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015B, 5.000%, 6/15/33
6/24 at 100.00 A+ 1,042,314
2,480 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call AA 2,636,736
Santa Fe, Minnesota, Gross Receipts Tax Revenue Bonds,
Improvement Senior Lien Series 2018A:
500 5.000%, 6/01/36 6/28 at 100.00 AA+ 546,000
400 5.000%, 6/01/37 6/28 at 100.00 AA+ 434,292
555 Trails Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38
1/23 at 100.00 N/R 554,978
1,000 Ventana West Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 - BAM Insured
8/25 at 100.00 AA 1,018,140
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
1/23 at 100.00 AA 2,001,040
500 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 N/R 480,670
Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022:
5 3.750%, 5/01/28, 144A No Opt. Call N/R 4,659
500 4.000%, 5/01/33, 144A 5/29 at 103.00 N/R 434,115
760 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 671,574
28,650 Total Tax Obligation/Limited 29,062,113
U.S. Guaranteed - 4.8% (4)
1,000 Hobbs Municipal School District 33, Lea County, New Mexico, General
Obligation Bonds, School Series 2014A, 5.000%, 9/15/28, (Pre-refunded
9/15/24)
9/24 at 100.00 Aa3 1,040,360
1,550 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44, (Pre-
refunded 8/01/25)
8/25 at 100.00 AA 1,636,676
1,000 University of New Mexico, Revenue Bonds, Refunding Subordinate Lien
System Series 2014C, 5.000%, 6/01/35, (Pre-refunded 6/01/24)
6/24 at 100.00 AA- 1,035,640
3,550 Total U.S. Guaranteed 3,712,676
Utilities - 26.6%
Albuquerque Benralillo County Water Utility Authority, New
Mexico, Joint Water and Sewer System Revenue Bonds,
Refunding & Improvement Senior Lien Series 2015:
1,000 5.000%, 7/01/32 7/25 at 100.00 AA+ 1,051,240
1,000 4.000%, 7/01/33 7/25 at 100.00 AA+ 1,023,990
1,000 Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint
Water and Sewer System Revenue Bonds, Refunding & Improvement
Senior Lien Series 2017, 5.000%, 7/01/32
7/27 at 100.00 AA+ 1,081,920
1,970 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,
Series 2020, 4.000%, 7/01/43
7/30 at 100.00 AA 1,906,467

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 1,500 Farmington, New Mexico, Pollution Control Revenue Bonds, Southern
California Edison Company - Four Corners Project, Refunding Series
2005A, 1.800%, 4/01/29
No Opt. Call A- $ 1,272,075
750 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 A- 763,387
1,015 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 1,032,651
1,125 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/15/31
6/25 at 100.00 AAA 1,184,265
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41
6/26 at 100.00 AAA 1,049,680
250 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2017E, 5.000%, 6/01/38
6/27 at 100.00 AAA 267,758
450 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2018D, 5.000%, 6/01/37
6/28 at 100.00 AAA 488,579
845 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2019D, 5.000%, 6/01/40
6/29 at 100.00 AAA 917,560
New Mexico Finance Authority, Public Project Revolving
Fund Revenue Bonds, Senior Lien Series 2020B:
1,000 3.000%, 6/01/39 6/30 at 100.00 AAA 871,580
1,000 3.000%, 6/01/40 6/30 at 100.00 AAA 860,670
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2022C, 5.000%, 6/01/42
6/32 at 100.00 AAA 1,107,590
New Mexico Finance Authority, Public Project Revolving
Fund Revenue Bonds, Subordinate Lien Series 2019A:
915 5.000%, 6/15/35 6/28 at 100.00 AAA 1,002,620
265 5.000%, 6/15/36 6/28 at 100.00 AAA 288,800
1,040 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Subordinate Lien Series 2019C-1, 5.000%, 6/15/39
6/29 at 100.00 AAA 1,134,068
500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 505,790
705 Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds,
Improvement Series 2017, 5.000%, 6/01/37 - BAM Insured
6/26 at 100.00 AA 745,263
500 Santa Fe, New Mexico, Net Wastewater Utility System Environmental
Services Gross Receipts Tax Improvement Revenue Bonds, Climate
Certified Green Series 2019, 4.000%, 6/01/37
6/28 at 100.00 AA+ 512,835
1,500 Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding
Series 2016, 4.000%, 6/01/39
6/26 at 100.00 AAA 1,502,790
20,330 Total Utilities 20,571,578
$ 76,980 Total Long-Term Investments (cost $80,341,836) 76,814,348
Other Assets Less Liabilities - 0.8% 634,896
Net Assets - 100% $ 77,449,244
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See accompanying notes to financial statements.

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.2%
X 438,147,937 MUNICIPAL BONDS - 92.8%
X 438,147,937
Consumer Staples - 0.3%
$ 1,345 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call AA- $ 1,528,095
Education and Civic Organizations - 12.3%
2,500 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%,
2/01/30
No Opt. Call AA 2,854,100
1,205 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016, 5.000%,
10/15/34
10/26 at 100.00 Baa3 1,212,893
480 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%,
10/15/37
10/27 at 100.00 Baa3 480,120
295 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/39
10/29 at 100.00 BB+ 270,721
2,600 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, George School Project, Series 2019, 3.000%, 9/15/49
9/29 at 100.00 AA- 1,944,046
1,205 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%,
3/15/36
3/27 at 100.00 BBB- 1,240,017
305 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 BBB- 305,284
785 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 A- 711,296
330 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 Baa3 324,245
3,500 Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova
University, Series 2015, 5.000%, 8/01/45
8/25 at 100.00 AA- 3,628,170
1,430 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 BBB+ 1,179,249
Huntingdon County General Authority, Pennsylvania,
Revenue Bonds, Juniata College, Series 2016OO2:
290 3.125%, 5/01/34 5/26 at 100.00 BBB 254,449
210 3.250%, 5/01/36 5/26 at 100.00 BBB 180,915
355 3.500%, 5/01/41 5/26 at 100.00 BBB 294,675
1,095 Lackawanna County Industrial Development Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2017, 4.000%, 11/01/40
11/27 at 100.00 A- 997,808
Lancaster Higher Education Authority, Pennsylvania, College
Revenue Bonds, Harrisburg Area Community College
Project, Series 2021:
1,000 5.000%, 10/01/27 - BAM Insured No Opt. Call AA 1,088,780
1,000 5.000%, 10/01/28 - BAM Insured No Opt. Call AA 1,101,960
1,800 Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania
College of Technology, Series 2016, 3.000%, 10/01/37
10/26 at 100.00 A 1,539,702
1,250 McCandless IDA, Pennsylvania, University Revenue Bonds, Series A and B
of 2022, La Roche University, 6.750%, 12/01/46
12/32 at 100.00 N/R 1,242,650
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Germantown Academy Project, Series 2021A, 4.000%,
10/01/41
10/26 at 100.00 BBB+ 859,900
1,060 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 Aa3 1,054,340
4,105 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2020A, 2.450%, 6/01/41, (AMT)
6/29 at 100.00 Aa2 3,395,040
1,515 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 Aa2 1,257,041

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, AICUP Financing Program-Mount
Aloysius College, Series 2016-004:
$ 630 2.625%, 11/01/31 5/26 at 100.00 BBB+ $ 540,994
690 3.000%, 11/01/42 5/26 at 100.00 BBB+ 501,747
1,110 5.000%, 11/01/46 5/26 at 100.00 BBB+ 1,123,897
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, Bryn Mawr College, Refunding Series
2014:
815 5.000%, 12/01/38 12/24 at 100.00 AA+ 837,926
670 5.000%, 12/01/44 12/24 at 100.00 AA+ 687,025
1,025 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Series 2019, 4.000%, 12/01/48
6/29 at 100.00 AA+ 987,096
1,000 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2016, 4.000%, 5/01/36
5/26 at 100.00 A- 978,710
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, LaSalle University, Series 2012:
300 4.000%, 5/01/32 1/23 at 100.00 BB+ 258,282
1,060 5.000%, 5/01/42 1/23 at 100.00 BB+ 882,906
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of the Sciences in Philadelphia,
Series 2012:
185 4.000%, 11/01/39 1/23 at 100.00 N/R 171,993
1,200 5.000%, 11/01/42 1/23 at 100.00 N/R 1,200,228
1,380 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/36
11/25 at 100.00 N/R 1,415,797
2,350 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/51
7/31 at 100.00 A- 2,003,939
275 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+ 243,166
1,225 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 5.000%, 5/01/37
11/27 at 100.00 BB+ 1,080,830
2,020 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Refunding Series 2020A,
4.000%, 11/01/45
11/29 at 100.00 A- 1,810,587
2,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Series 2022, 5.500%, 11/01/60
11/32 at 100.00 A- 2,078,040
2,455 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Temple University, First Series 2015, 5.000%, 4/01/45
4/25 at 100.00 Aa3 2,504,198
910 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A
3/28 at 100.00 BB 822,658
835 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 A- 860,760
1,895 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 BB+ 1,697,351
5,010 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26
2/26 at 100.00 AA+ 5,202,935
2,090 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+ 1,821,978
Wilkes-Barre Finance Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2015A:
665 5.000%, 11/01/32 11/25 at 100.00 A- 692,351
260 5.000%, 11/01/33 11/25 at 100.00 A- 270,200
61,370 Total Education and Civic Organizations 58,092,995

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 18.3%
$ 10,040 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A $ 9,138,609
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh
Medical Center, Series 2019A:
1,080 4.000%, 7/15/36 7/29 at 100.00 A 1,073,228
1,000 4.000%, 7/15/39 7/29 at 100.00 A 960,860
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
3,705 3.750%, 11/01/42 11/27 at 100.00 BB- 2,115,221
1,740 4.000%, 11/01/47 11/27 at 100.00 BB- 983,796
3,000 5.000%, 11/01/47 11/27 at 100.00 BB- 2,039,760
755 5.000%, 11/01/50 11/27 at 100.00 BB- 502,619
1,090 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2019, 4.000%, 8/15/50
8/28 at 100.00 A- 949,074
5,715 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A- 3,892,944
2,150 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 A 2,139,723
4,000 Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B, 4.000%, 12/01/51
12/31 at 100.00 A+ 3,553,080
Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line
Health System, Series 2017A:
1,000 4.000%, 10/01/36 10/27 at 100.00 AA 1,002,510
1,000 4.000%, 10/01/37 10/27 at 100.00 AA 997,440
4,875 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 AA 4,491,338
1,690 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 A+ 1,575,621
Dauphin County General Authority, Pennsylvania, Health
System Revenue Bonds, Pinnacle Health System Project,
Refunding Series 2016A:
605 3.000%, 6/01/33 6/26 at 100.00 A 555,771
585 5.000%, 6/01/35 6/26 at 100.00 A 604,288
500 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2013A, 5.000%, 7/01/28
7/23 at 100.00 BB 502,305
1,025 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 BB 856,285
2,320 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A- 2,366,446
1,485 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%,
6/01/41
6/24 at 100.00 AA- 1,499,211
1,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%,
2/15/45
2/27 at 100.00 AA- 1,015,070
4,510 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A, 4.000%,
4/01/50
4/30 at 100.00 AA- 4,098,282
1,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 A+ 1,018,700
2,750 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 AA 2,838,055
2,195 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 AA 2,273,603

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 3,385 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Refunding Series 2016A, 4.000%,
7/01/35
7/26 at 100.00 A+ $ 3,389,739
1,295 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A+ 1,166,614
Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016:
405 3.000%, 11/01/36 5/26 at 100.00 A- 335,028
3,435 4.000%, 11/01/46 5/26 at 100.00 A- 2,959,321
2,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/41
11/31 at 100.00 A- 1,811,620
1,050 Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Pocono Medical Center, Series 2016, 5.000%, 7/01/41
7/26 at 100.00 A+ 1,060,132
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 A 1,005,570
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
3,755 4.000%, 9/01/44 9/29 at 100.00 A 3,461,998
245 4.000%, 9/01/49 9/29 at 100.00 A 216,467
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2022B:
1,910 4.000%, 5/01/52 5/32 at 100.00 A 1,663,705
1,000 5.000%, 5/01/57 5/32 at 100.00 A 1,001,030
535 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2022A, 5.000%,
2/15/47
2/32 at 100.00 A 554,597
2,195 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 A 2,221,933
Philadelphia Authority for Industrial Development,
Pennsylvania, Hospital Revenue Bonds, The Children's
Hospital of Philadelphia, Series 2021A:
2,500 5.000%, 7/01/29 No Opt. Call AA 2,801,875
3,000 5.000%, 7/01/32 No Opt. Call AA 3,450,840
555 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 BBB 575,008
2,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 A+ 2,017,560
2,995 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 Aa3 3,107,492
700 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 Baa1 635,705
94,775 Total Health Care 86,480,073
Housing/Multifamily - 0.2%
650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1 656,363
100 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 Baa3 96,642
191 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
1/23 at 100.00 Baa3 194,887
941 Total Housing/Multifamily 947,892

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family - 10.0%
$ 660 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35
10/24 at 100.00 AA+ $ 642,094
1,120 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 AA+ 1,051,669
3,600 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 AA+ 3,116,556
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2016-121:
1,485 3.100%, 10/01/36 10/25 at 100.00 AA+ 1,303,281
5,820 3.200%, 10/01/41 10/25 at 100.00 AA+ 4,786,135
1,200 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 AA+ 1,153,512
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37
10/26 at 100.00 AA+ 1,819,080
180 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 AA+ 169,533
6,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 AA+ 5,021,820
4,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 AA+ 3,109,232
6,605 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133, 2.500%, 10/01/45
10/29 at 100.00 AA+ 4,694,636
1,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 AA+ 804,700
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-134A:
5,210 1.850%, 4/01/36 10/29 at 100.00 AA+ 3,791,942
3,145 2.050%, 4/01/41 10/29 at 100.00 AA+ 2,121,554
2,430 2.100%, 10/01/43 10/29 at 100.00 AA+ 1,588,321
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-135A:
3,040 2.250%, 10/01/41 10/30 at 100.00 AA+ 2,124,230
3,935 2.375%, 10/01/46 10/30 at 100.00 AA+ 2,641,251
4,425 2.500%, 10/01/50 10/30 at 100.00 AA+ 2,899,039
2,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.600%, 4/01/46
4/31 at 100.00 AA+ 1,603,035
1,665 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138A, 3.000%, 4/01/42
10/31 at 100.00 AA+ 1,317,231
1,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.150%, 10/01/42
4/32 at 100.00 AA+ 1,437,375
61,545 Total Housing/Single Family 47,196,226
Industrials - 0.9%
250 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 224,687
250 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 224,688
2,525 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R 2,508,966
1,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call A- 966,430
4,025 Total Industrials 3,924,771

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 6.5%
$ 1,510 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A,
5.000%, 5/15/42
5/27 at 100.00 BBB $ 1,427,524
1,600 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018,
5.000%, 5/15/48
5/25 at 102.00 BBB 1,511,968
90 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 N/R 83,490
860 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 N/R 723,896
3,440 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2021A, 4.000%,
12/01/44
12/28 at 103.00 N/R 2,518,114
3,490 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 N/R 3,172,899
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
705 4.000%, 1/01/33 1/25 at 100.00 BBB+ 671,710
1,120 5.000%, 1/01/38 1/25 at 100.00 BBB+ 1,129,184
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
355 5.000%, 1/01/28 1/26 at 100.00 BBB+ 363,733
1,000 5.000%, 1/01/29 1/26 at 100.00 BBB+ 1,020,820
910 5.000%, 1/01/30 1/26 at 100.00 BBB+ 927,108
135 3.250%, 1/01/36 1/26 at 100.00 BBB+ 115,672
1,430 3.250%, 1/01/39 1/26 at 100.00 BBB+ 1,175,102
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
285 4.125%, 1/01/38 1/29 at 100.00 BBB+ 266,546
105 5.000%, 1/01/39 1/29 at 100.00 N/R 106,037
1,135 East Hempfield Township Industrial Development Authority, Pennsylvania,
Revenue Bonds, Willow Valley Communities Project, Refunding Series
2016, 5.000%, 12/01/39
12/25 at 100.00 A 1,167,972
340 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 A 345,539
Lancaster County Hospital Authority, Pennsylvania,
Health Center Revenue Bonds, Saint Anne's Retirement
Community, Inc., Series 2020:
610 5.000%, 3/01/45 3/27 at 102.00 BB+ 516,377
245 5.000%, 3/01/50 3/27 at 102.00 BB+ 201,826
Lancaster Industrial Development Authority, Pennsylvania,
Health Center Revenue Bonds, Landis Homes Retirement
Community Project, Refunding Series 2021:
875 4.000%, 7/01/51 7/26 at 103.00 BBB- 669,384
1,400 4.000%, 7/01/56 7/26 at 103.00 BBB- 1,042,314
2,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2016, 5.000%, 11/15/36
11/26 at 100.00 A- 2,002,060
2,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Meadowood Senior Living Project, Series 2018A,
5.000%, 12/01/48
12/25 at 102.00 BBB 1,960,080
1,100 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/49
11/26 at 103.00 BB 953,953
2,300 Pennsylvania Economic Development Finance Authority Revenue Bonds
Presbyterian Senior Living Project, Series 2021, 4.000%, 7/01/46
7/26 at 103.00 BBB+ 1,902,790

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds,
Redstone Presbyterian SeniorCare Obligated Group,
Refunding Bonds, Series 2021:
$ 2,655 4.000%, 5/15/41 5/28 at 103.00 N/R $ 2,110,141
3,345 4.000%, 5/15/47 5/28 at 103.00 N/R 2,475,367
35,040 Total Long-Term Care 30,561,606
Tax Obligation/General - 18.5%
Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2014C-74:
950 5.000%, 12/01/32 12/24 at 100.00 AA- 983,411
415 5.000%, 12/01/34 12/24 at 100.00 AA- 428,131
5,660 Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-
77, 5.000%, 11/01/43
11/28 at 100.00 AA- 6,065,143
Allentown City School District, Lehigh County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019C:
1,000 4.000%, 2/01/35 - BAM Insured 8/29 at 100.00 AA 1,005,090
760 4.000%, 2/01/36 - BAM Insured 8/29 at 100.00 AA 760,912
1,000 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2022, 4.000%, 8/01/38
8/30 at 100.00 Aa2 994,020
Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2016:
1,235 5.000%, 8/01/28 8/26 at 100.00 Aa2 1,330,552
1,050 4.000%, 8/01/31 8/26 at 100.00 Aa2 1,082,298
1,205 4.000%, 8/01/32 8/26 at 100.00 Aa2 1,240,584
1,180 4.000%, 8/01/33 8/26 at 100.00 Aa2 1,210,845
705 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38
4/24 at 100.00 AA- 724,430
1,000 Cambria County, Pennsylvania, General Obligation Bonds, Notes Series
2020B, 4.000%, 8/01/33 - AGM Insured
8/27 at 100.00 AA 1,032,770
1,675 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/38 - BAM
Insured
12/24 at 100.00 AA 1,722,285
2,720 Chambersburg Area School District, Franklin County, Pennsylvania,
General Obligation Bonds, Series 2019, 4.000%, 3/01/29
3/27 at 100.00 Aa3 2,852,355
3,125 Chichester School District, Delaware County, Pennsylvania, General
Obligation Bonds, Series 1999, 0.000%, 3/01/26 - FGIC Insured
No Opt. Call Aa3 2,816,094
Coatesville Area School District, Chester County,
Pennsylvania, General Obligation Bonds, Series 2020A:
4,000 0.000%, 10/01/35 - BAM Insured 10/30 at 81.91 AA 2,217,480
1,950 0.000%, 10/01/37 - BAM Insured 10/30 at 75.27 AA 963,105
4,005 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 Aaa 4,253,791
805 Connellsville Area School District, Fayette County, Pennsylvania, General
Obligation Bonds, Series 2019, 3.125%, 8/15/39
8/26 at 100.00 AA 702,966
2,630 Dallas School District, Luzerne County, Pennsylvania, General Obligation
Bonds, Series 2019, 5.000%, 10/15/33 - AGM Insured
10/29 at 100.00 AA 2,988,153
2,050 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2020B, 5.000%, 11/01/24
No Opt. Call A+ 2,135,956
845 Fayette County, Pennsylvania, General Obligation Bonds, Notes Series
2021A, 2.000%, 11/15/43 - AGM Insured
11/30 at 100.00 AA 544,678
580 Gateway School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021, 3.000%, 10/15/35 - BAM Insured
10/31 at 100.00 AA 517,198
1,635 Girard School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 1999B, 0.000%, 11/15/28 - FGIC Insured
No Opt. Call Baa2 1,311,532
2,240 Lehighton Area School District, Carbon County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 - BAM
Insured
11/23 at 100.00 AA 2,287,802
4,875 McKeesport Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 1997D, 0.000%, 10/01/24 - NPFG Insured
No Opt. Call A2 4,566,607
3,000 Montgomery County, Pennsylvania, General Obligation Bonds, Series
2022, 5.000%, 7/01/36
7/32 at 100.00 Aaa 3,477,930

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Norristown Area School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2016:
$ 1,025 4.000%, 9/01/31 - AGM Insured 9/26 at 100.00 AA $ 1,059,194
1,020 4.000%, 9/01/33 - AGM Insured 9/26 at 100.00 AA 1,050,457
North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Limited Tax
Series 2019:
1,020 4.000%, 5/01/34 5/29 at 100.00 AA 1,058,393
1,030 4.000%, 5/01/44 5/29 at 100.00 AA 1,013,973
Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A:
1,500 4.000%, 3/01/33 9/27 at 100.00 AA 1,557,105
1,860 4.000%, 3/01/34 9/27 at 100.00 AA 1,925,119
1,350 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series
2013C, 5.500%, 1/01/30 - AGM Insured
1/24 at 100.00 AA 1,386,153
3,440 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call A1 3,935,566
5,150 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46
9/31 at 100.00 A1 4,707,100
2,500 Philadelphia, Pennsylvania, General Obligation Bonds, Series 2021A,
4.000%, 5/01/42
5/31 at 100.00 A 2,469,100
3,545 Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2022, 5.000%,
9/01/40
9/30 at 100.00 AA- 3,818,036
760 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 AA 760,046
1,285 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 BB+ 1,293,661
2,000 State College Area School District, Centre County, Pennsylvania, General
Obligation Bonds, Series 2015, 5.000%, 3/15/40
3/25 at 100.00 Aa1 2,068,120
60 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 BB+ 57,349
1,000 Township of Upper Marion, Pennsylvania, General Obligation Bonds,
Series of 2022, 4.000%, 12/01/47
12/27 at 100.00 Aaa 992,450
1,000 Upper Dublin School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 9/15/37
3/29 at 100.00 Aa3 1,004,170
200 Upper Merion Area School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2020, 2.000%, 9/01/26
No Opt. Call Aaa 189,498
1,365 Upper Saint Clair Township School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2018, 5.000%, 10/01/41
10/24 at 100.00 AA 1,417,375
Upper Saint Clair Township School District, Allegheny
County, Pennsylvania, General Obligation Bonds, Series
2020:
1,125 3.000%, 10/01/28 No Opt. Call AA 1,129,084
1,090 3.000%, 10/01/29 10/28 at 100.00 AA 1,090,774
1,100 3.000%, 10/01/30 10/28 at 100.00 AA 1,089,275
1,315 West Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021B, 2.000%, 9/01/26
No Opt. Call Aa2 1,258,981
1,000 West Mifflin Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 - BAM
Insured
10/29 at 100.00 AA 927,800
89,035 Total Tax Obligation/General 87,474,897

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 3.8%
$ 115 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R $ 114,998
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3 96,588
1,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Series 2022, 5.250%, 5/01/42, 144A
5/32 at 100.00 N/R 929,000
505 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 458,540
100 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018,
5.000%, 3/01/38, 144A
3/28 at 100.00 N/R 96,982
1,080 Commonwealth Financing Authority, Pennsylvania, Revenue Bonds,
Refunding Series 2019B, 5.000%, 6/01/30
No Opt. Call A1 1,218,910
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
500 5.000%, 6/01/31 6/28 at 100.00 A1 545,730
3,770 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 AA 3,780,594
528 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R 516,959
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
1,500 0.000%, 12/01/37 (4) 12/26 at 100.00 AA- 1,544,925
1,000 4.900%, 12/01/44 12/26 at 100.00 AA- 1,022,920
2,080 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A+ 2,154,464
2,060 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/30
12/25 at 100.00 A 2,165,554
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
171 0.000%, 7/01/51 7/28 at 30.01 N/R 32,175
412 4.750%, 7/01/53 7/28 at 100.00 N/R 376,445
2,022 5.000%, 7/01/58 7/28 at 100.00 N/R 1,918,494
659 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 602,392
530 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%,
7/01/35
1/28 at 100.00 BB 514,561
18,132 Total Tax Obligation/Limited 18,090,231
Transportation - 8.0%
4,810 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/56, (AMT)
1/31 at 100.00 A2 4,878,254
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2015:
1,040 4.000%, 7/01/34 - BAM Insured 7/25 at 100.00 AA 1,064,138
2,455 4.000%, 7/01/35 - BAM Insured 7/25 at 100.00 AA 2,507,979
1,070 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%,
7/01/47
7/27 at 100.00 A1 1,106,722
2,710 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/38
1/29 at 100.00 A+ 2,923,060
1,000 Delaware River Port Authority, Pennsylvania and New Jersey, Revenue
Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/25
1/23 at 100.00 A 1,001,980

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,850 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
1/24 at 100.00 AA $ 1,883,966
2,675 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 6/30/42, (AMT)
6/26 at 100.00 BBB 2,681,901
4,865 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A 5,532,089
1,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/39
6/26 at 100.00 A 1,028,960
1,680 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/44
12/24 at 100.00 AA- 1,708,375
5,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 AA- 5,131,400
2,645 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 AA 2,947,932
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2017B-1:
585 5.000%, 6/01/31 6/27 at 100.00 A 626,407
620 5.000%, 6/01/33 6/27 at 100.00 A 657,857
1,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A 885,680
70 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017A, 3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 AA 65,831
1,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020A, 4.000%, 7/01/35
7/30 at 100.00 A2 1,002,780
36,075 Total Transportation 37,635,311
U.S. Guaranteed - 5.6% (5)
1,025 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2013, 5.250%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 A1 1,038,612
Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project,
Series 2016A:
295 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 AA- 314,895
680 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 AA- 725,859
2,030 Cheltenham Township School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2016B, 5.000%, 2/15/37, (Pre-
refunded 8/15/24)
8/24 at 100.00 AA- 2,111,768
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
960 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 984,855
335 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 343,673
915 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 957,456
220 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 230,208
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
625 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 N/R 632,756
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
570 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R 636,963
70 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R 78,224
485 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 501,665
255 Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39, (Pre-
refunded 6/01/23)
6/23 at 100.00 N/R 259,108

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Lancaster Industrial Development Authority, Pennsylvania,
Revenue Bonds, Garden Spot Village Project, Series 2013:
$ 280 5.375%, 5/01/28, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R $ 283,304
430 5.750%, 5/01/35, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R 435,732
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
2,565 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 2,629,946
3,230 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R 3,388,851
1,110 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32, (Pre-
refunded 6/01/23)
6/23 at 100.00 N/R 1,122,832
485 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2013A, 5.500%, 7/15/38, (Pre-refunded
7/15/23)
7/23 at 100.00 N/R 493,682
1,660 Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series
2014A, 5.000%, 7/15/38, (Pre-refunded 1/15/24)
1/24 at 100.00 A 1,704,720
5,140 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2015A, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 A+ 5,332,801
2,270 Southcentral Pennsylvania General Authority, Revenue Bonds, WellSpan
Health Obligated Group, Series 2014A, 5.000%, 6/01/44, (Pre-refunded
6/01/24)
6/24 at 100.00 Aa3 2,350,903
25,635 Total U.S. Guaranteed 26,558,813
Utilities - 8.4%
Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2015:
1,840 5.000%, 12/01/40 12/25 at 100.00 AA- 1,919,819
1,365 5.000%, 12/01/45 12/25 at 100.00 AA- 1,422,644
835 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2022, 5.000%, 6/01/53
6/32 at 100.00 AA- 887,171
50 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB- 49,974
3,475 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (6)
No Opt. Call N/R 4,344
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (6)
No Opt. Call N/R 2,838
605 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2021, 2.250%, 12/01/44 - AGM Insured
12/30 at 100.00 AA 404,630
410 Delaware County Regional Water Quality Control Authority, Pennsylvania,
Sewer Revenue Bonds, Series 2015, 5.000%, 5/01/40
5/25 at 100.00 Aa3 424,981
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
1,875 5.125%, 12/01/47 12/23 at 100.00 A 1,881,450
1,325 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 1,193,030
4,305 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (6)
No Opt. Call N/R 5,381
2,265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019A, 3.000%, 10/01/36, (AMT)
10/29 at 100.00 A- 1,947,741
4,060 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019B, 3.100%, 11/01/38, (AMT)
11/29 at 100.00 A- 3,461,191
10,450 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 A+ 8,661,587

Investments in Derivatives
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 2,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A $ 2,064,580
3,165 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 AA 3,351,672
2,215 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/30
8/25 at 100.00 A 2,312,748
2,100 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2019B, 5.000%, 11/01/54
11/29 at 100.00 A+ 2,195,277
1,500 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding First Lien Series 2017C, 2.550%,
9/01/40 - AGM Insured, (Mandatory Put 12/01/23) (SIFMA reference rate
+ 0.650% spread) (7)
6/23 at 100.00 AA 1,498,500
965 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%,
9/01/34 - AGM Insured
9/29 at 100.00 AA 1,001,303
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,011,270
565 University Area Joint Authority, Centre County, Pennsylvania, Sewer
Revenue Bonds, Series 2021, 3.000%, 11/01/35 - BAM Insured
11/26 at 100.00 AA 511,325
1,000 Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 - AGM
Insured
9/29 at 100.00 AA 785,760
Williamsport Sanitary Authority, Lycoming County,
Pennsylvania, Sewer Revenue Bonds, Series 2021.:
1,000 5.000%, 1/01/23 - BAM Insured No Opt. Call AA 1,002,000
1,615 5.000%, 1/01/24 - BAM Insured No Opt. Call AA 1,655,811
52,255 Total Utilities 39,657,027
$ 480,173 Total Municipal Bonds (cost $486,338,804) 438,147,937
Shares Description (1) Value
X 25,712,936 COMMON STOCKS - 5.4%
X 25,712,936
Independent Power And Renewable Electricity Producers - 5.4%
$ 324,114 Energy Harbor Corp (8),(9) $ 25,712,936
Total Common Stocks (cost $9,068,453) 25,712,936
Total Long-Term Investments (cost $495,407,257) 463,860,873
Other Assets Less Liabilities - 1.8%(10) 8,328,378
Net Assets - 100% $ 472,189,251
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (31) 3/23 $ (3,514,563) $ (3,518,500) $ (3,937)
U.S. Treasury Long Bond (24) 3/23 (3,067,043) (3,048,000) 19,043
Total $(6,581,606) $(6,566,500) $15,106
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006B, 3.500%, 12/01/35, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shipping port
Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
SIFMA Securities Industry and Financial Market Association
See accompanying notes to financial statements.

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments November 30, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.3%
X 487,199,838 MUNICIPAL BONDS - 99.2%
X 487,199,838
Consumer Staples - 2.6%
Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$ 255 5.250%, 6/01/32 12/22 at 100.00 N/R $ 243,464
600 5.625%, 6/01/47 12/22 at 100.00 N/R 547,032
7,655 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
12/22 at 100.00 B- 7,143,263
4,910 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
12/22 at 100.00 B- 4,773,748
13,420 Total Consumer Staples 12,707,507
Education and Civic Organizations - 10.7%
1,000 Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Refunding Series
2021C, 4.000%, 1/01/46
1/31 at 100.00 A1 973,330
1,685 Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Series 2017, 4.000%,
1/01/40
1/27 at 100.00 A1 1,686,955
College of William and Mary, Virginia, General Pledge
Revenue Bonds, Series 2020A:
375 5.000%, 2/15/32 2/30 at 100.00 AA 425,212
370 5.000%, 2/15/33 2/30 at 100.00 AA 418,374
375 4.000%, 2/15/34 2/30 at 100.00 AA 391,433
1,500 Farmville Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Convocation Center Project, Series 2021, 5.375%,
7/01/53 - AGM Insured, (Mandatory Put 7/01/43)
7/28 at 103.00 AA 1,576,650
1,455 Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/48
1/28 at 100.00 AA 1,556,006
1,500 Loudoun County Industrial Development Authority, Virginia, Multi-Modal
Revenue Bonds, Howard Hughes Medical Institute, Series 2022A,
4.000%, 10/01/52
10/32 at 100.00 AAA 1,440,405
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021,
3.000%, 10/01/50
10/30 at 100.00 Aa1 1,561,340
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%,
6/01/37
6/27 at 100.00 Aa2 506,440
3,250 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2019A, 4.000%,
6/01/34
6/29 at 100.00 Aa2 3,367,650
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 BBB+ 765,217
2,500 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 AAA 2,599,775
8,855 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/39
4/27 at 100.00 AAA 9,504,603
5,000 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017B, 5.000%, 4/01/46
4/27 at 100.00 AAA 5,323,950
5,000 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Series 2019B, 5.000%, 9/01/49
9/29 at 100.00 AAA 5,459,400
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 BB+ 965,110

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A:
$ 3,000 5.000%, 7/01/35 7/25 at 100.00 BB+ $ 3,015,000
4,465 5.000%, 7/01/45, 144A 7/25 at 100.00 BB+ 4,308,993
1,575 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 1998, 5.250%, 1/01/31 - NPFG
Insured
No Opt. Call AAA 1,726,499
525 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2018A, 5.000%, 11/01/38
11/28 at 100.00 AA- 573,158
3,975 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2020A, 5.000%, 11/01/33
11/30 at 100.00 AA- 4,498,627
50,655 Total Education and Civic Organizations 52,644,127
Health Care - 14.4%
Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center,
Series 2020:
1,200 5.000%, 7/01/31 7/30 at 100.00 AA- 1,325,856
1,050 5.000%, 7/01/32 7/30 at 100.00 AA- 1,156,344
1,165 5.000%, 7/01/33 7/30 at 100.00 AA- 1,278,343
325 5.000%, 7/01/37 7/30 at 100.00 AA- 349,742
1,195 4.000%, 7/01/38 7/30 at 100.00 AA- 1,199,601
1,075 4.000%, 7/01/45 7/30 at 100.00 AA- 1,031,720
Chesapeake Hospital Authority, Virginia, Hospital Facility
Revenue Bonds, Chesapeake Regional Medical Center,
Series 2019:
4,030 5.000%, 7/01/30 7/29 at 100.00 A 4,412,850
560 4.000%, 7/01/35 7/29 at 100.00 A 561,053
1,000 4.000%, 7/01/39 7/29 at 100.00 A 971,310
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A- 1,667,635
3,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 4.000%,
5/15/44
5/32 at 100.00 AA+ 2,944,830
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48
5/28 at 100.00 AA+ 1,908,860
110 Fairfax County Industrial Development Authority, Virginia, Hospital
Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%,
8/15/23
No Opt. Call AA+ 111,827
2,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 A+ 1,881,700
3,500 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45, 144A
7/25 at 100.00 N/R 3,537,625
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2017A:
180 5.000%, 1/01/32 1/27 at 100.00 A- 189,065
2,000 5.000%, 1/01/47 1/27 at 100.00 A- 2,012,500
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2021:
2,850 4.000%, 1/01/47 1/32 at 100.00 A- 2,566,140
3,000 3.000%, 1/01/51 1/32 at 100.00 A- 2,080,170
1,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 AA 956,980
5,000 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51
7/30 at 100.00 AA- 4,684,400

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington
Healthcare Obligated Group, Refunding Series 2016:
$ 1,000 5.000%, 6/15/32 6/26 at 100.00 A $ 1,035,750
1,800 5.000%, 6/15/35 6/26 at 100.00 A 1,847,790
1,600 5.000%, 6/15/36 6/26 at 100.00 A 1,638,160
1,360 4.000%, 6/15/37 6/26 at 100.00 A 1,295,169
3,300 Virginia Commonwealth University Health System Authority, General
Revenue Bonds, Series 2017B, 5.000%, 7/01/46
7/27 at 100.00 AA- 3,367,749
9,160 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 AA- 8,378,835
5,000 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2022A, 5.000%, 10/01/41
10/32 at 100.00 AA- 5,334,650
Virginia Small Business Finance Authority, Healthcare
Facilities Revenue Bonds, Sentara Healthcare, Refunding
Series 2020:
4,000 4.000%, 11/01/38 11/29 at 100.00 AA 4,023,840
1,150 4.000%, 11/01/39 11/29 at 100.00 AA 1,153,933
Winchester Economic Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated
Group, Refunding Series 2015:
1,250 5.000%, 1/01/32 1/26 at 100.00 A+ 1,306,900
1,230 5.000%, 1/01/34 1/26 at 100.00 A+ 1,278,142
2,000 4.000%, 1/01/37 1/26 at 100.00 A+ 1,997,240
1,215 5.000%, 1/01/44 1/26 at 100.00 A+ 1,220,103
72,225 Total Health Care 70,706,812
Housing/Multifamily - 4.0%
620 Fairfax County Redevelopment and Housing Authority, Virginia, FHA-
Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little
River Glen, Series 1996, 6.100%, 9/01/26
1/23 at 100.00 AA 621,457
690 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 N/R 622,421
Virginia Housing Development Authority, Rental Housing
Bonds, Series 2015A:
1,510 3.500%, 3/01/35 3/24 at 100.00 AA+ 1,439,845
1,790 3.625%, 3/01/39 3/24 at 100.00 AA+ 1,651,168
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
8/24 at 100.00 AA+ 970,950
2,585 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 AA+ 2,374,504
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 AA+ 1,390,785
1,710 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 AA+ 1,496,199
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.600%, 9/01/39
3/28 at 100.00 AA+ 2,713,410
1,250 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.300%, 7/01/40
7/29 at 100.00 AA+ 923,325
1,745 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020G, 2.200%, 9/01/40
9/29 at 100.00 AA+ 1,264,863
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021B, 2.400%, 3/01/46
3/30 at 100.00 AA+ 1,403,340
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021K, 2.375%, 12/01/41
12/30 at 100.00 AA+ 1,513,960
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2022F, 5.000%, 10/01/52
10/31 at 100.00 AA+ 1,041,550
22,400 Total Housing/Multifamily 19,427,777

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Industrials - 0.4%
$ 2,300 Amelia County Industrial Development Authority, Virginia, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.450%,
4/01/27, (AMT)
No Opt. Call A- $ 2,020,872
Long-Term Care - 3.1%
2,800 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series
2022A, 4.000%, 6/01/49
6/29 at 103.00 BBB+ 2,316,132
Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster
Canterbury of Richmond, Refunding Series 2020:
1,650 4.000%, 10/01/31 10/26 at 103.00 A- 1,634,358
700 4.000%, 10/01/45 10/26 at 103.00 A- 636,405
1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding
Series 2021A, 4.000%, 12/01/50
12/27 at 103.00 N/R 730,350
625 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, WindsorMeade, Series 2021A, 4.000%,
6/01/41
6/27 at 103.00 N/R 485,875
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2016, 4.000%, 1/01/37
1/25 at 102.00 BBB- 846,390
1,120 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2022. Forward Delivery, 4.000%, 1/01/42
1/29 at 103.00 BBB- 895,753
3,300 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A,
5.250%, 1/01/54
1/24 at 104.00 N/R 3,026,529
1,500 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake Ridge,
Refunding Series 2016, 5.000%, 1/01/46
1/25 at 102.00 BB 1,243,740
Suffolk Economic Development Authority, Virginia,
Retirement Facilities First Mortgage Revenue Bonds, Lake
Prince Center, Inc./United Church Homes and Services
Obligated Group, Refunding Series 2016:
1,110 5.000%, 9/01/26 9/24 at 102.00 N/R 1,101,320
1,500 5.000%, 9/01/31 9/24 at 102.00 N/R 1,435,290
1,025 Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/45
7/27 at 103.00 A 911,553
17,330 Total Long-Term Care 15,263,695
Tax Obligation/General - 4.9%
4,600 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/32
No Opt. Call AA 3,159,694
3,465 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2017A, 5.000%, 12/01/25
No Opt. Call AAA 3,710,183
1,250 Norfolk, Virginia, General Obligation Bonds, Capital Improvement Series
2016A, 5.000%, 10/01/28
10/26 at 100.00 AAA 1,351,588
6,715 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%,
8/01/45 - AGM Insured
No Opt. Call AA 2,460,309
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
2,920 5.625%, 7/01/29 No Opt. Call N/R 2,992,707
4,500 0.000%, 7/01/33 7/31 at 89.94 N/R 2,470,140
1,000 4.000%, 7/01/33 7/31 at 103.00 N/R 871,340
2,000 4.000%, 7/01/41 7/31 at 103.00 N/R 1,607,440
370 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2017D, 5.000%, 3/01/32
No Opt. Call AA+ 435,712
2,710 Virginia State, General Obligation Bonds, Series 2020A, 4.000%, 6/01/30 No Opt. Call AAA 2,934,930

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
$ 7,110 0.000%, 8/15/48 8/25 at 38.79 Aaa $ 2,145,585
36,640 Total Tax Obligation/General 24,139,628
Tax Obligation/Limited - 18.6%
Arlington County Industrial Development Authority, Virginia,
Revenue Bonds, Refunding County Projects, Series 2017:
1,485 5.000%, 2/15/34 8/27 at 100.00 Aa1 1,627,396
1,000 5.000%, 2/15/35 8/27 at 100.00 Aa1 1,091,210
925 5.000%, 2/15/36 8/27 at 100.00 Aa1 1,006,465
1,000 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center
Project, Series 2012, 4.250%, 3/01/26
1/23 at 100.00 N/R 966,090
1,000 Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37
4/27 at 100.00 AA+ 1,068,750
1,830 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 N/R 1,735,975
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
3,000 5.000%, 11/15/33 11/25 at 100.00 BB 3,050,760
1,000 5.000%, 11/15/35 11/25 at 100.00 BB 1,011,340
620 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2021F. Forward Delivery, 4.000%, 1/01/36
1/31 at 100.00 Ba1 573,847
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/30 12/26 at 100.00 BB 1,029,470
1,000 5.000%, 12/01/34 12/26 at 100.00 BB 1,017,940
Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation
Fund, Senior Lien Series 2020A:
1,000 5.000%, 7/01/45 7/30 at 100.00 AA 1,085,930
5,000 5.250%, 7/01/60 7/30 at 100.00 AA 5,471,550
Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue
Bonds, Senior Lien Series 2018A:
4,350 5.000%, 7/01/48 1/28 at 100.00 AA+ 4,616,612
3,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 AA 2,889,120
3,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 -
AGM Insured
11/31 at 37.76 AA 710,070
960 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R 892,925
765 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R 789,335
Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series
2018:
365 4.500%, 9/01/28, 144A 9/27 at 100.00 N/R 342,567
800 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R 746,160
2,185 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 1,971,110
4,305 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 5.250%, 7/01/31 - AMBAC Insured
No Opt. Call AAA 4,258,162

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 33 0.000%, 7/01/24 No Opt. Call N/R $ 30,682
81 0.000%, 7/01/27 No Opt. Call N/R 65,284
317 0.000%, 7/01/29 7/28 at 98.64 N/R 230,618
210 0.000%, 7/01/31 7/28 at 91.88 N/R 136,382
432 0.000%, 7/01/33 7/28 at 86.06 N/R 249,515
3,247 0.000%, 7/01/51 7/28 at 30.01 N/R 610,956
2,000 4.750%, 7/01/53 7/28 at 100.00 N/R 1,827,400
10,615 5.000%, 7/01/58 7/28 at 100.00 N/R 10,071,618
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,180 4.329%, 7/01/40 7/28 at 100.00 N/R 1,974,906
61 4.536%, 7/01/53 7/28 at 100.00 N/R 53,221
31 4.784%, 7/01/58 7/28 at 100.00 N/R 28,337
Virgin Islands Public Finance Authority, Federal Highway
Grant Anticipation Loan Note Revenue Bonds, Series
2015:
500 5.000%, 9/01/23, 144A No Opt. Call A 505,555
1,000 5.000%, 9/01/30, 144A 9/25 at 100.00 A 1,017,910
1,000 5.000%, 9/01/33, 144A 9/25 at 100.00 A 1,018,210
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
1/23 at 100.00 Baa2 1,011,500
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 AA 2,271,270
Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment
Programs, Refunding Series 2017E:
1,000 5.000%, 2/01/30 2/28 at 100.00 AA+ 1,107,930
2,000 5.000%, 2/01/32 2/28 at 100.00 AA+ 2,209,860
3,500 Virginia Commonwealth Transportation Board, Federal Transportation
Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30
9/26 at 100.00 AA+ 3,773,630
2,900 Virginia Commonwealth Transportation Board, Federal Transportation
Grant Anticipation Revenue Notes, Series 2020, 5.000%, 3/15/33
9/30 at 100.00 AA+ 3,342,279
2,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B, 4.000%, 8/01/38, (AMT)
8/29 at 100.00 AA+ 2,035,020
5,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2020A, 5.000%, 8/01/37
8/30 at 100.00 AA+ 5,602,600
2,000 Virginia Public School Authority, School Financing Bonds, 1997 Resolution,
Series 2015A, 5.000%, 8/01/26
8/25 at 100.00 AA+ 2,120,820
25 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled
Financing Program, Series 2012A, 5.000%, 11/01/42
1/23 at 100.00 AAA 25,040
275 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan
Bond Program, Series 2015D, 5.000%, 11/01/40
11/25 at 100.00 AAA 289,825
345 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R 355,854
3,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2017, 4.000%, 5/15/42
5/27 at 100.00 AA+ 3,003,660
3,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2019, 5.000%, 5/15/32
5/29 at 100.00 AA+ 3,393,960
4,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/43
7/31 at 100.00 AA 3,956,680
1,000 Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/37
12/26 at 100.00 Aa2 1,060,710
94,582 Total Tax Obligation/Limited 91,334,016
Transportation - 23.0%
Capital Region Airport Commission, Virginia, Airport
Revenue Bonds, Refunding Series 2016A:
350 4.000%, 7/01/36 7/26 at 100.00 A2 349,338
770 4.000%, 7/01/38 7/26 at 100.00 A2 758,527

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Chesapeake Bay Bridge and Tunnel District, Virginia,
General Resolution Revenue Bonds, First Tier Series 2016:
$ 4,580 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 AA $ 4,715,385
4,830 5.000%, 7/01/46 7/26 at 100.00 BBB 4,880,522
Chesapeake, Virginia, Transportation System Senior Toll
Road Revenue Bonds, Capital Appreciation Series 2012B:
3,000 0.000%, 7/15/32 (4) 7/28 at 100.00 A- 3,065,790
1,755 0.000%, 7/15/40 - AGM Insured (4) 7/28 at 100.00 AA 1,723,533
1,620 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Series 2012A, 5.000%, 7/15/47
1/23 at 100.00 A- 1,620,389
305 Metropolitan Washington Airports Authority, D.C., Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/38
10/29 at 100.00 A- 288,832
2,500 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53
- AGM Insured
10/29 at 100.00 AA 2,236,475
2,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding First Senior Lien Series 2019A, 5.000%, 10/01/36
10/28 at 100.00 A 2,139,320
2,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52
- AGM Insured
10/31 at 100.00 AA 1,817,160
Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital improvement Projects, Second Senior
Lien Series 2009B:
4,200 0.000%, 10/01/26 - AGC Insured No Opt. Call AA 3,691,296
5,850 0.000%, 10/01/34 - AGC Insured No Opt. Call AA 3,637,705
13,000 0.000%, 10/01/36 - AGC Insured No Opt. Call AA 7,265,440
3,300 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 A- 3,688,674
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Forward Delivery Refunding Series 2020A, 5.000%, 10/01/32,
(AMT)
10/30 at 100.00 AA- 1,089,160
5,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 AA- 5,378,048
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017:
625 5.000%, 10/01/34, (AMT) 10/27 at 100.00 AA- 653,675
3,000 5.000%, 10/01/42, (AMT) 10/27 at 100.00 AA- 3,070,920
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
3,000 5.000%, 10/01/32, (AMT) 10/28 at 100.00 AA- 3,206,220
3,345 5.000%, 10/01/37, (AMT) 10/28 at 100.00 AA- 3,484,955
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A:
1,000 5.000%, 10/01/36, (AMT) 10/29 at 100.00 AA- 1,054,230
4,000 5.000%, 10/01/38, (AMT) 10/29 at 100.00 AA- 4,180,720
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
125 5.000%, 8/01/26, (AMT) 12/22 at 100.00 B 125,007
595 5.000%, 8/01/31, (AMT) 12/22 at 100.00 B 595,006
Norfolk Airport Authority, Virginia, Airport Revenue Bonds,
Series 2019:
875 5.000%, 7/01/39 7/29 at 100.00 A 911,654
5,625 5.000%, 7/01/43 7/29 at 100.00 A 5,818,106
3,000 Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/41, (AMT)
7/26 at 100.00 A1 3,123,150

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien
Series 2017:
$ 6,975 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB $ 6,983,719
3,575 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 3,569,315
Virginia Small Business Financing Authority, Revenue Bonds,
95 Express Lanes LLC Project, Refunding Senior Lien
Series 2022:
2,500 5.000%, 1/01/36, (AMT) 1/32 at 100.00 BBB 2,592,000
1,000 5.000%, 1/01/38, (AMT) 1/32 at 100.00 BBB 1,026,360
1,000 5.000%, 7/01/38, (AMT) 1/32 at 100.00 BBB 1,026,360
2,000 5.000%, 12/31/47, (AMT) 12/32 at 100.00 Baa1 2,065,780
2,260 4.000%, 1/01/48, (AMT) 1/32 at 100.00 BBB 1,888,953
1,340 5.000%, 12/31/52, (AMT) 12/32 at 100.00 Baa1 1,376,743
1,000 5.000%, 12/31/57, (AMT) 12/32 at 100.00 Baa1 1,023,380
Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding
Senior Lien Series 2022:
2,365 4.000%, 1/01/33, (AMT) 1/32 at 100.00 BBB 2,333,877
1,000 4.000%, 1/01/38, (AMT) 1/32 at 100.00 BBB 936,230
2,500 4.000%, 1/01/40, (AMT) 1/32 at 100.00 BBB 2,290,375
6,000 3.000%, 1/01/41, (AMT) 1/32 at 100.00 BBB 4,599,000
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
2,000 5.000%, 7/01/30 7/27 at 100.00 AA 2,189,020
1,400 5.000%, 7/01/37 7/27 at 100.00 AA 1,487,346
2,000 5.000%, 7/01/42 7/27 at 100.00 AA 2,097,460
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/37
7/27 at 100.00 AA- 1,062,390
121,365 Total Transportation 113,117,545
U.S. Guaranteed - 8.3% (5)
275 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call AA 282,953
100 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25)
3/25 at 100.00 N/R 105,728
1,000 Fairfax County Economic Development Authority, Virginia, County
Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34,
(Pre-refunded 10/01/27)
10/27 at 100.00 AA+ 1,105,350
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Mortgage Revenue Bonds,
Goodwin House, Inc., Series 2016A:
700 4.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 N/R 728,917
4,725 5.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 N/R 5,005,712
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Revenue Bonds, Vinson Hall
LLC, Series 2013A:
1,000 5.000%, 12/01/42, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 1,023,100
1,000 5.000%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 1,023,100
1,220 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 A- 1,240,838
Hampton Roads Sanitation District, Virginia, Wastewater
Revenue Bonds, Subordinate Series 2018A:
1,400 5.000%, 10/01/40, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 1,540,826
2,100 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 2,311,239
1,770 5.000%, 10/01/43, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 1,948,044
Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue
Bonds, Senior Lien Series 2018A:
1,650 5.000%, 7/01/48, (Pre-refunded 1/01/28) 1/28 at 100.00 N/R 1,835,361
1,000 5.000%, 7/01/52, (Pre-refunded 1/01/28) 1/28 at 100.00 AA 1,112,340
9,760 5.500%, 7/01/57, (Pre-refunded 1/01/28) 1/28 at 100.00 AA 11,087,067

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
$ 5,250 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-
refunded 10/01/26) - AGC Insured
10/26 at 100.00 AA $ 5,954,970
2,190 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2015A, 5.000%, 1/01/40, (Pre-
refunded 1/01/25)
1/25 at 100.00 AA 2,296,149
1,665 Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2014A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 A+ 1,706,542
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
890 0.000%, 8/15/48, (Pre-refunded 8/15/25) 8/25 at 38.79 Aaa 317,561
37,695 Total U.S. Guaranteed 40,625,797
Utilities - 9.2%
4,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB- 4,297,807
3,660 Chesapeake Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2008A, 1.900%, 2/01/32, (Mandatory Put 6/01/23)
No Opt. Call A2 3,622,265
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 A- 2,522,300
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/33
7/27 at 100.00 A- 1,031,900
1,735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 1,743,102
825 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/33
10/27 at 100.00 BBB 856,705
3,765 Loudoun County Sanitation Authority, Virginia, Water and Sewer System
Revenue Bonds, Refunding Series 2021, 4.000%, 1/01/33
1/31 at 100.00 AAA 3,988,679
3,085 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008A, 1.900%, 11/01/35, (Mandatory Put 6/01/23)
No Opt. Call A2 3,053,194
2,000 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008B, 0.750%, 11/01/35, (Mandatory Put 9/02/25)
No Opt. Call A2 1,819,740
2,000 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008C, 1.650%, 11/01/35, (Mandatory Put 5/31/24)
No Opt. Call A2 1,927,900
2,975 Newport News, Virginia, Water Revenue Bonds, Series 2021, 5.000%,
7/15/30
No Opt. Call AAA 3,446,032
4,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44 11/24 at 100.00 AA+ 4,193,880
1,715 Norfolk, Virginia, Water Revenue Bonds, Series 2017, 5.000%, 11/01/42 11/27 at 100.00 AA+ 1,843,848
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 1,920,240
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 1,695,480
5,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A,
5.000%, 1/15/32
1/26 at 100.00 Aa1 5,331,300
1,000 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
7/23 at 100.00 B 960,200
1,000 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2 957,490
44,560 Total Utilities 45,212,062
$ 513,172 Total Municipal Bonds (cost $498,678,763) 487,199,838

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

Shares Description (1) Value
X 463,751 COMMON STOCKS - 0.1%
X 463,751
Airlines - 0.1%
$ 32,138 American Airlines Group Inc (6),(7) $ 463,751
Total Common Stocks (cost $905,444) 463,751
Total Long-Term Investments (cost $499,584,207) 487,663,589
Other Assets Less Liabilities - 0.7% 3,465,429
Net Assets - 100% $ 491,129,018
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See accompanying notes to financial statements.

Statement of Assets and Liabilities
November 30, 2022
(Unaudited)
See accompanying notes to financial statements.

Arizona Colorado Maryland New Mexico Pennsylvania Virginia
Assets
Long-term investments, at value
†
$ 162,928,750 $ 439,934,049 $ 236,189,423 $ 76,814,348 $ 463,860,873 $ 487,663,589
Cash 67,682 – 3,225,668 – – –
Cash collateral at brokers for investments in futures
contracts
(1)
– – – – 175,508 –
Receivable for interest 2,944,436 7,478,881 3,767,722 1,220,656 5,654,204 6,855,477
Receivable for investments sold 2,467,108 5,554,852 5,000 – 7,449,906 6,371,029
Receivable for shares sold 125,674 2,021,187 776,766 32,769 603,618 1,339,022
Other assets 7,963 15,094 9,312 3,174 37,332 72,743
Total assets 168,541,613 455,004,063 243,973,891 78,070,947 477,781,441 502,301,860
Liabilities
Cash overdraft – 2,105,068 – 424,134 2,120,762 8,899,025
Payable for dividends 104,686 153,444 153,908 35,624 258,140 298,579
Payable for interest 17,582 – – – – –
Payable for investments purchased - regular
settlement 2,315,696 2,865,025 – – 1,772,706 –
Payable for shares redeemed 916,381 3,158,645 617,731 58,621 975,251 1,478,185
Payable for variation margin on futures contracts – – – – 24,234 –
Accrued expenses:
Management fees 67,909 179,238 97,177 31,724 188,799 201,219
Trustees fees 2,013 13,186 4,691 986 35,510 70,710
12b-1 distribution and service fees 13,974 36,454 19,027 8,910 40,959 41,872
Other 90,220 163,435 106,498 61,704 175,829 183,252
Total liabilities 3,528,461 8,674,495 999,032 621,703 5,592,190 11,172,842
Commitments and contingencies (as disclosed in Note 8)
Net assets $ 165,013,152 $ 446,329,568 $ 242,974,859 $ 77,449,244 $ 472,189,251 $ 491,129,018
†
Long-term investments, cost $ 171,418,360 $ 453,734,108 $ 250,357,988 $ 80,341,836 $ 495,407,257 $ 499,584,207
Arizona Colorado Maryland New Mexico Pennsylvania Virginia
Class A Shares
Net Assets $ 69,194,247 $ 160,393,381 $ 88,218,367 $ 47,783,601 $ 182,817,841 $ 188,993,757
Shares outstanding 6,949,994 16,080,668 9,100,285 5,031,511 18,104,233 18,620,514
Net asset value ("NAV") per share $ 9.96 $ 9.97 $ 9.69 $ 9.50 $ 10.10 $ 10.15
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 10.40 $ 10.41 $ 10.11 $ 9.92 $ 10.54 $ 10.59
Class C Shares
Net Assets $ 3,489,767 $ 12,830,747 $ 6,107,041 $ 1,610,241 $ 14,515,714 $ 14,067,066
Shares outstanding 350,766 1,288,944 632,327 169,259 1,443,477 1,387,115
NAV and offering price per share $ 9.95 $ 9.95 $ 9.66 $ 9.51 $ 10.06 $ 10.14
Class I Shares
Net Assets $ 92,329,138 $ 273,105,440 $ 148,649,451 $ 28,055,402 $ 274,855,696 $ 288,068,195
Shares outstanding 9,257,912 27,405,421 15,340,261 2,940,621 27,275,103 28,446,618
NAV and offering price per share $ 9.97 $ 9.97 $ 9.69 $ 9.54 $ 10.08 $ 10.13
Fund level net assets consist of:
Capital paid-in $ 182,293,377 $ 488,819,345 $ 270,969,773 $ 85,180,337 $ 507,338,615 $ 544,764,671
Total distributable earnings (loss) (17,280,225) (42,489,777) (27,994,914) (7,731,093) (35,149,364) (53,635,653)
Fund level net assets $ 165,013,152 $ 446,329,568 $ 242,974,859 $ 77,449,244 $ 472,189,251 $ 491,129,018
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Operations
Six Months Ended November 30, 2022
(Unaudited)
See accompanying notes to financial statements.

Arizona Colorado Maryland New Mexico Pennsylvania
Investment Income
Interest $ 2,784,825 $ 8,143,037 $ 4,601,256 $ 1,422,271 $ 8,085,816
Total Investment Income 2,784,825 8,143,037 4,601,256 1,422,271 8,085,816
Expenses
– – – – –
Management fees 421,407 1,177,552 634,723 205,937 1,214,339
12b-1 service fees - Class A Shares 67,448 168,985 90,504 50,787 187,050
12b-1 distribution and service fees - Class C Shares 18,745 72,975 33,707 8,541 76,068
Shareholder servicing agent fees 27,775 86,326 45,041 12,131 117,549
Interest expense 1,020 3,766 3,430 442 7,358
Custodian expenses, net 18,259 40,078 23,801 12,061 43,192
Trustees fees 2,849 8,382 4,632 1,414 8,991
Professional fees 25,781 33,548 27,202 22,619 33,527
Shareholder reporting expenses 7,236 8,629 10,458 6,414 17,235
Federal and state registration fees 6,293 3,139 5,484 3,282 3,286
Other 4,183 6,621 4,452 3,058 6,014
Total expenses 600,996 1,610,001 883,434 326,686 1,714,609
Net investment income (loss) 2,183,829 6,533,036 3,717,822 1,095,585 6,371,207
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (3,522,340) (16,533,390) (3,784,900) (1,062,498) (3,548,172)
Net realized gain (loss) from futures contracts — — — — 541,891
Change in net unrealized appreciation (depreciation) of
investments (2,472,900) (2,273,980) (7,618,973) (2,065,224) (19,494,876)
Change in n et unrealized appreciation (depreciation) of futures contracts — — — — (42,374)
Net realized and unrealized gain (loss) (5,995,240) (18,807,370) (11,403,873) (3,127,722) (22,543,531)
Net increase (decrease) in net assets from operations $ (3,811,411) $ (12,274,334) $ (7,686,051) $ (2,032,137) $ (16,172,324)

Statement of Operations
(Unaudited) (continued)
See accompanying notes to financial statements.

Virginia
Investment Income
Interest $ 9,579,905
Total Investment Income 9,579,905
Expenses
–
Management fees 1,326,005
12b-1 service fees - Class A Shares 196,180
12b-1 distribution and service fees - Class C Shares 75,852
Shareholder servicing agent fees 115,426
Interest expense 7,295
Custodian expenses, net 36,319
Trustees fees 10,007
Professional fees 34,864
Shareholder reporting expenses 17,131
Federal and state registration fees 3,719
Other 6,095
Total expenses 1,828,893
Net investment income (loss) 7,751,012
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (13,464,476)
Change in net unrealized appreciation (depreciation) of investments (10,261,762)
Net realized and unrealized gain (loss) (23,726,238)
Net increase (decrease) in net assets from operations $ (15,975,226)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Arizona Colorado
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Operations
Net investment income (loss) $ 2,183,829 $ 4,434,310 $ 6,533,036 $ 11,740,677
Net realized gain (loss) from investments (3,522,340) (1,996,900) (16,533,390) (7,364,605)
Change in net unrealized appreciation (depreciation) of
investments (2,472,900) (18,493,584) (2,273,980) (46,776,652)
Net increase (decrease) in net assets from operations (3,811,411) (16,056,174) (12,274,334) (42,400,580)
Distributions to Shareholders
Dividends:
Class A Shares (802,980) (1,699,150) (2,079,322) (3,889,966)
Class C Shares (29,480) (60,288) (118,989) (184,355)
Class I Shares (1,247,530) (2,539,837) (3,841,698) (6,591,185)
Decrease in net assets from distributions to shareholders (2,079,990) (4,299,275) (6,040,009) (10,665,506)
Fund Share Transactions
Proceeds from sale of shares 32,467,912 60,985,822 121,060,491 183,056,304
Proceeds from shares issued to shareholders due to reinvestment of distributions 1,477,316 2,914,697 5,149,214 8,936,585
33,945,228 63,900,519 126,209,705 191,992,889
Cost of shares redeemed (39,317,009) (73,735,396) (157,070,262) (214,555,244)
Net increase (decrease) in net assets from Fund share transactions (5,371,781) (9,834,877) (30,860,557) (22,562,355)
Net increase (decrease) in net assets (11,263,182) (30,190,326) (49,174,900) (75,628,441)
Net assets at the beginning of period 176,276,334 206,466,660 495,504,468 571,132,909
Net assets at the end of period $ 165,013,152 $ 176,276,334 $ 446,329,568 $ 495,504,468

See accompanying notes to financial statements.

Maryland New Mexico
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Operations
Net investment income (loss) $ 3,717,822 $ 6,979,205 $ 1,095,585 $ 2,235,573
Net realized gain (loss) from investments (3,784,900) (1,962,153) (1,062,498) (937,199)
Change in net unrealized appreciation (depreciation) of
investments (7,618,973) (26,540,879) (2,065,224) (7,818,682)
Net increase (decrease) in net assets from operations (7,686,051) (21,523,827) (2,032,137) (6,520,308)
Distributions to Shareholders
Dividends:
Class A Shares (1,214,777) (2,489,685) (613,834) (1,343,697)
Class C Shares (61,684) (123,471) (13,787) (32,645)
Class I Shares (2,252,049) (4,121,292) (381,860) (826,485)
Decrease in net assets from distributions to shareholders (3,528,510) (6,734,448) (1,009,481) (2,202,827)
Fund Share Transactions
Proceeds from sale of shares 65,907,322 92,639,368 7,948,566 20,222,674
Proceeds from shares issued to shareholders due to reinvestment of distributions 2,518,303 4,855,596 801,519 1,675,247
68,425,625 97,494,964 8,750,085 21,897,921
Cost of shares redeemed (85,488,637) (101,341,060) (17,768,982) (21,877,269)
Net increase (decrease) in net assets from Fund share transactions (17,063,012) (3,846,096) (9,018,897) 20,652
Net increase (decrease) in net assets (28,277,573) (32,104,371) (12,060,515) (8,702,483)
Net assets at the beginning of period 271,252,432 303,356,803 89,509,759 98,212,242
Net assets at the end of period $ 242,974,859 $ 271,252,432 $ 77,449,244 $ 89,509,759

See accompanying notes to financial statements.

Pennsylvania Virginia
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Unaudited
Six Months Ended
11/30/22
Year Ended
5/31/22
Operations
Net investment income (loss) $ 6,371,207 $ 12,565,105 $ 7,751,012 $ 14,560,714
Net realized gain (loss) from investments (3,548,172) (924,467) (13,464,476) (10,675,181)
Net realized gain (loss) from futures contracts 541,891 680,148 — —
Net realized gain (loss) from swaps – (562,500) – –
Change in net unrealized appreciation (depreciation) of
investments (19,494,876) (47,979,758) (10,261,762) (55,671,881)
Change in net unrealized appreciation (depreciation) of futures contracts (42,374) 70,355 – –
Change in net unrealized appreciation (depreciation) of swaps – 292,882 – –
Net increase (decrease) in net assets from operations (16,172,324) (35,858,235) (15,975,226) (51,786,348)
Distributions to Shareholders
Dividends:
Class A Shares (2,245,290) (4,103,714) (2,469,214) (5,163,119)
Class C Shares (122,466) (238,789) (128,334) (245,381)
Class I Shares (3,837,862) (7,497,408) (4,469,304) (8,655,817)
Decrease in net assets from distributions to shareholders (6,205,618) (11,839,911) (7,066,852) (14,064,317)
Fund Share Transactions
Proceeds from sale of shares 120,848,371 183,056,403 163,162,519 241,869,944
Proceeds from shares issued to shareholders due to reinvestment of distributions 4,574,582 8,534,891 5,254,839 10,442,707
125,422,953 191,591,294 168,417,358 252,312,651
Cost of shares redeemed (159,290,082) (166,568,753) (234,113,044) (275,116,498)
Net increase (decrease) in net assets from Fund share transactions (33,867,129) 25,022,541 (65,695,686) (22,803,847)
Net increase (decrease) in net assets (56,245,071) (22,675,605) (88,737,764) (88,654,512)
Net assets at the beginning of period 528,434,322 551,109,927 579,866,782 668,521,294
Net assets at the end of period $ 472,189,251 $ 528,434,322 $ 491,129,018 $ 579,866,782

Financial Highlights

Arizona
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 10.31 $ 0.13 $ (0.36) $ (0.23) $ (0.12) $ — $ (0.12) $ 9.96
2022 11.36 0.22 (1.05) (0.83) (0.22) — (0.22) 10.31
2021 11.03 0.25 0.35 0.60 (0.27) — (0.27) 11.36
2020 10.98 0.28 0.06 0.34 (0.29) — (0.29) 11.03
2019 10.68 0.30 0.29 0.59 (0.29) — (0.29) 10.98
2018 10.82 0.31 (0.15) 0.16 (0.30) — (0.30) 10.68
Class
C
2023(e) 10.31 0.09 (0.37) (0.28) (0.08) — (0.08) 9.95
2022 11.35 0.13 (1.04) (0.91) (0.13) — (0.13) 10.31
2021 11.03 0.16 0.34 0.50 (0.18) — (0.18) 11.35
2020 10.98 0.19 0.07 0.26 (0.21) — (0.21) 11.03
2019 10.68 0.21 0.30 0.51 (0.21) — (0.21) 10.98
2018 10.82 0.23 (0.15) 0.08 (0.22) — (0.22) 10.68
Class
I
2023(e) 10.33 0.14 (0.37) (0.23) (0.13) — (0.13) 9.97
2022 11.38 0.24 (1.05) (0.81) (0.24) — (0.24) 10.33
2021 11.06 0.28 0.33 0.61 (0.29) — (0.29) 11.38
2020 11.01 0.30 0.07 0.37 (0.32) — (0.32) 11.06
2019 10.71 0.32 0.30 0.62 (0.32) — (0.32) 11.01
2018 10.85 0.33 (0.14) 0.19 (0.33) — (0.33) 10.71
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 2 .23 ) % $ 69,194 0 .82% (f) 0 .82% (f) 2 .52% (f) 13%
( 7 .46 ) 71,380 0 .81 0 .80 2 .00 16
5 .44 87,105 0 .82 0 .81 2 .24 4
3 .15 61,110 0 .84 0 .83 2 .54 13
5 .67 57,476 0 .86 0 .86 2 .78 6
1 .54 52,106 0 .88 0 .87 2 .90 14
( 2 .72 ) 3,490 1 .62 (f) 1 .62 (f) 1 .71 (f) 13
( 8 .12 ) 4,362 1 .61 1 .60 1 .20 16
4 .52 5,474 1 .62 1 .61 1 .45 4
2 .35 4,909 1 .64 1 .63 1 .74 13
4 .85 4,209 1 .66 1 .66 1 .99 6
0 .75 4,162 1 .68 1 .67 2 .10 14
( 2 .21 ) 92,329 0 .62 (f) 0 .62 (f) 2 .71 (f) 13
( 7 .25 ) 100,535 0 .61 0 .60 2 .20 16
5 .56 113,625 0 .62 0 .61 2 .44 4
3 .37 79,716 0 .64 0 .63 2 .74 13
5 .90 64,435 0 .66 0 .66 2 .98 6
1 .76 53,601 0 .68 0 .67 3 .09 14

Financial Highlights
(continued)
Colorado
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 10.33 $ 0.13 $ (0.37) $ (0.24) $ (0.12) $ — $ (0.12) $ 9.97
2022 11.34 0.22 (1.03) (0.81) (0.20) — (0.20) 10.33
2021 11.03 0.23 0.31 0.54 (0.23) — (0.23) 11.34
2020 10.89 0.27 0.16 0.43 (0.29) — (0.29) 11.03
2019 10.63 0.33 0.28 0.61 (0.35) — (0.35) 10.89
2018 10.77 0.35 (0.14) 0.21 (0.35) — (0.35) 10.63
Class
C
2023(e) 10.31 0.09 (0.37) (0.28) (0.08) — (0.08) 9.95
2022 11.32 0.13 (1.03) (0.90) (0.11) — (0.11) 10.31
2021 11.01 0.14 0.31 0.45 (0.14) — (0.14) 11.32
2020 10.87 0.18 0.17 0.35 (0.21) — (0.21) 11.01
2019 10.61 0.25 0.27 0.52 (0.26) — (0.26) 10.87
2018 10.74 0.26 (0.13) 0.13 (0.26) — (0.26) 10.61
Class
I
2023(e) 10.32 0.14 (0.36) (0.22) (0.13) — (0.13) 9.97
2022 11.33 0.24 (1.03) (0.79) (0.22) — (0.22) 10.32
2021 11.02 0.25 0.31 0.56 (0.25) — (0.25) 11.33
2020 10.89 0.29 0.16 0.45 (0.32) — (0.32) 11.02
2019 10.63 0.35 0.27 0.62 (0.36) — (0.36) 10.89
2018 10.76 0.37 (0.14) 0.23 (0.36) — (0.36) 10.63
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 2 .28 ) % $ 160,393 0 .78% (f) 0 .78% (f) 2 .66% (f) 26%
( 7 .26 ) 179,414 0 .77 0 .77 1 .97 18
4 .94 229,010 0 .77 0 .77 2 .03 4
4 .02 185,700 0 .78 0 .78 2 .47 20
5 .84 131,996 0 .82 0 .82 3 .15 19
1 .94 104,759 0 .83 0 .83 3 .23 10
( 2 .69 ) 12,831 1 .58 (f) 1 .58 (f) 1 .86 (f) 26
( 8 .03 ) 15,955 1 .57 1 .57 1 .17 18
4 .12 20,174 1 .57 1 .57 1 .23 4
3 .21 17,392 1 .58 1 .58 1 .68 20
4 .96 13,538 1 .62 1 .62 2 .36 19
1 .19 12,844 1 .63 1 .63 2 .44 10
( 2 .09 ) 273,105 0 .58 (f) 0 .58 (f) 2 .86 (f) 26
( 7 .07 ) 300,135 0 .57 0 .57 2 .18 18
5 .16 321,648 0 .57 0 .57 2 .22 4
4 .14 248,133 0 .58 0 .58 2 .67 20
6 .02 172,702 0 .62 0 .62 3 .35 19
2 .21 119,682 0 .63 0 .63 3 .44 10

Financial Highlights
(continued)
Maryland
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 10.10 $ 0.14 $ (0.42) $ (0.28) $ (0.13) $ — $ (0.13) $ 9.69
2022 11.13 0.24 (1.04) (0.80) (0.23) — (0.23) 10.10
2021 10.68 0.26 0.45 0.71 (0.26) — (0.26) 11.13
2020 10.78 0.28 (0.09) 0.19 (0.29) — (0.29) 10.68
2019 10.59 0.32 0.19 0.51 (0.32) — (0.32) 10.78
2018 10.75 0.33 (0.17) 0.16 (0.32) — (0.32) 10.59
Class
C
2023(e) 10.06 0.10 (0.41) (0.31) (0.09) — (0.09) 9.66
2022 11.08 0.16 (1.04) (0.88) (0.14) — (0.14) 10.06
2021 10.63 0.18 0.44 0.62 (0.17) — (0.17) 11.08
2020 10.74 0.19 (0.09) 0.10 (0.21) — (0.21) 10.63
2019 10.54 0.24 0.19 0.43 (0.23) — (0.23) 10.74
2018 10.71 0.24 (0.18) 0.06 (0.23) — (0.23) 10.54
Class
I
2023(e) 10.10 0.15 (0.42) (0.27) (0.14) — (0.14) 9.69
2022 11.13 0.27 (1.04) (0.77) (0.26) — (0.26) 10.10
2021 10.68 0.29 0.44 0.73 (0.28) — (0.28) 11.13
2020 10.78 0.30 (0.08) 0.22 (0.32) — (0.32) 10.68
2019 10.59 0.34 0.19 0.53 (0.34) — (0.34) 10.78
2018 10.76 0.35 (0.18) 0.17 (0.34) — (0.34) 10.59
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 2 .75 ) % $ 88,218 0 .80% (f) 0 .80% (f) 2 .83% (f) 11%
( 7 .27 ) 96,337 0 .78 0 .78 2 .25 22
6 .72 116,909 0 .80 0 .80 2 .40 9
1 .79 97,106 0 .81 0 .81 2 .59 18
4 .90 83,241 0 .84 0 .84 3 .06 17
1 .50 67,550 0 .83 0 .83 3 .05 23
( 3 .08 ) 6,107 1 .60 (f) 1 .60 (f) 2 .03 (f) 11
( 7 .98 ) 7,861 1 .58 1 .58 1 .45 22
5 .88 10,445 1 .60 1 .60 1 .61 9
0 .98 12,507 1 .61 1 .61 1 .79 18
4 .09 11,164 1 .63 1 .63 2 .26 17
0 .61 13,027 1 .63 1 .63 2 .26 23
( 2 .65 ) 148,649 0 .60 (f) 0 .60 (f) 3 .03 (f) 11
( 7 .06 ) 167,055 0 .58 0 .58 2 .45 22
6 .93 175,495 0 .60 0 .60 2 .59 9
2 .01 130,951 0 .61 0 .61 2 .79 18
5 .14 123,900 0 .64 0 .64 3 .26 17
1 .63 86,059 0 .63 0 .63 3 .25 23

Financial Highlights
(continued)
New Mexico
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 9.85 $ 0.13 $ (0.36) $ (0.23) $ (0.12) $ — $ (0.12) $ 9.50
2022 10.75 0.23 (0.90) (0.67) (0.23) — (0.23) 9.85
2021 10.53 0.25 0.22 0.47 (0.25) — (0.25) 10.75
2020 10.42 0.28 0.13 0.41 (0.30) — (0.30) 10.53
2019 10.23 0.30 0.20 0.50 (0.31) — (0.31) 10.42
2018 10.43 0.31 (0.20) 0.11 (0.31) — (0.31) 10.23
Class
C
2023(e) 9.87 0.09 (0.37) (0.28) (0.08) — (0.08) 9.51
2022 10.77 0.15 (0.91) (0.76) (0.14) — (0.14) 9.87
2021 10.55 0.17 0.21 0.38 (0.16) — (0.16) 10.77
2020 10.44 0.20 0.12 0.32 (0.21) — (0.21) 10.55
2019 10.24 0.22 0.20 0.42 (0.22) — (0.22) 10.44
2018 10.44 0.23 (0.21) 0.02 (0.22) — (0.22) 10.24
Class
I
2023(e) 9.90 0.14 (0.37) (0.23) (0.13) — (0.13) 9.54
2022 10.81 0.25 (0.91) (0.66) (0.25) — (0.25) 9.90
2021 10.58 0.27 0.23 0.50 (0.27) — (0.27) 10.81
2020 10.47 0.30 0.13 0.43 (0.32) — (0.32) 10.58
2019 10.28 0.32 0.20 0.52 (0.33) — (0.33) 10.47
2018 10.49 0.33 (0.21) 0.12 (0.33) — (0.33) 10.28
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 2 .37 ) % $ 47,784 0 .86% (f) 0 .86% (f) 2 .64% (f) 4%
( 6 .35 ) 57,918 0 .84 0 .84 2 .21 15
4 .48 62,010 0 .85 0 .85 2 .36 10
3 .94 57,402 0 .86 0 .86 2 .68 5
4 .95 48,950 0 .88 0 .88 2 .97 15
1 .03 46,368 0 .88 0 .88 2 .98 8
( 2 .86 ) 1,610 1 .66 (f) 1 .66 (f) 1 .85 (f) 4
( 7 .08 ) 1,915 1 .64 1 .64 1 .41 15
3 .66 2,592 1 .65 1 .65 1 .56 10
3 .11 2,814 1 .66 1 .66 1 .89 5
4 .19 2,469 1 .68 1 .68 2 .17 15
0 .21 2,109 1 .67 1 .67 2 .17 8
( 2 .34 ) 28,055 0 .66 (f) 0 .66 (f) 2 .85 (f) 4
( 6 .20 ) 29,677 0 .64 0 .64 2 .41 15
4 .79 33,372 0 .65 0 .65 2 .56 10
4 .15 28,740 0 .66 0 .66 2 .88 5
5 .17 24,647 0 .68 0 .68 3 .17 15
1 .16 20,653 0 .68 0 .68 3 .18 8

Financial Highlights
(continued)
Pennsylvania
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 10.54 $ 0.13 $ (0.45) $ (0.32) $ (0.12) $ — $ (0.12) $ 10.10
2022 11.44 0.24 (0.92) (0.68) (0.22) — (0.22) 10.54
2021 11.19 0.25 0.31 0.56 (0.26) (0.05) (0.31) 11.44
2020 11.15 0.29 0.04 0.33 (0.29) ( — ) (g) (0.29) 11.19
2019 10.80 0.33 0.40 0.73 (0.34) (0.04) (0.38) 11.15
2018 10.96 0.35 (0.15) 0.20 (0.36) — (0.36) 10.80
Class
C
2023(e) 10.50 0.09 (0.45) (0.36) (0.08) — (0.08) 10.06
2022 11.39 0.15 (0.91) (0.76) (0.13) — (0.13) 10.50
2021 11.14 0.16 0.31 0.47 (0.17) (0.05) (0.22) 11.39
2020 11.11 0.20 0.03 0.23 (0.20) ( — ) (g) (0.20) 11.14
2019 10.76 0.24 0.40 0.64 (0.25) (0.04) (0.29) 11.11
2018 10.92 0.26 (0.15) 0.11 (0.27) — (0.27) 10.76
Class
I
2023(e) 10.52 0.14 (0.45) (0.31) (0.13) — (0.13) 10.08
2022 11.42 0.26 (0.91) (0.65) (0.25) — (0.25) 10.52
2021 11.17 0.27 0.31 0.58 (0.28) (0.05) (0.33) 11.42
2020 11.13 0.31 0.05 0.36 (0.32) ( — ) (g) (0.32) 11.17
2019 10.79 0.35 0.38 0.73 (0.35) (0.04) (0.39) 11.13
2018 10.94 0.37 (0.14) 0.23 (0.38) — (0.38) 10.79
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.
(g)
Value rounded to zero.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 3 .01 ) % $ 182,818 0 .79% (f) 0 .79% (f) 2 .49% (f) 3%
( 6 .02 ) 200,786 0 .76 0 .76 2 .12 17
5 .07 199,228 0 .77 0 .77 2 .23 16
3 .02 175,578 0 .78 0 .78 2 .60 12
6 .91 152,034 0 .80 0 .80 3 .03 14
1 .85 122,968 0 .81 0 .81 3 .22 12
( 3 .41 ) 14,516 1 .59 (f) 1 .59 (f) 1 .69 (f) 3
( 6 .71 ) 17,063 1 .56 1 .56 1 .31 17
4 .26 20,858 1 .57 1 .57 1 .43 16
2 .12 19,708 1 .58 1 .58 1 .80 12
6 .05 18,812 1 .60 1 .60 2 .24 14
1 .02 20,561 1 .61 1 .61 2 .42 12
( 2 .90 ) 274,856 0 .59 (f) 0 .59 (f) 2 .69 (f) 3
( 5 .83 ) 310,585 0 .56 0 .56 2 .32 17
5 .30 329,936 0 .57 0 .57 2 .43 16
3 .24 280,596 0 .58 0 .58 2 .80 12
7 .00 243,370 0 .60 0 .60 3 .23 14
2 .11 188,492 0 .61 0 .61 3 .41 12

Financial Highlights
(continued)
Virginia
The Fund's fiscal year end is May 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 10.54 $ 0.14 $ (0.40) $ (0.26) $ (0.13) $ — $ (0.13) $ 10.15
2022 11.65 0.24 (1.12) (0.88) (0.23) — (0.23) 10.54
2021 11.28 0.25 0.38 0.63 (0.26) — (0.26) 11.65
2020 11.25 0.28 0.05 0.33 (0.30) — (0.30) 11.28
2019 11.00 0.32 0.25 0.57 (0.32) — (0.32) 11.25
2018 11.18 0.33 (0.18) 0.15 (0.33) — (0.33) 11.00
Class
C
2023(e) 10.53 0.10 (0.40) (0.30) (0.09) — (0.09) 10.14
2022 11.64 0.15 (1.12) (0.97) (0.14) — (0.14) 10.53
2021 11.27 0.16 0.38 0.54 (0.17) — (0.17) 11.64
2020 11.24 0.19 0.05 0.24 (0.21) — (0.21) 11.27
2019 10.99 0.23 0.25 0.48 (0.23) — (0.23) 11.24
2018 11.17 0.24 (0.18) 0.06 (0.24) — (0.24) 10.99
Class
I
2023(e) 10.51 0.15 (0.39) (0.24) (0.14) — (0.14) 10.13
2022 11.62 0.26 (1.12) (0.86) (0.25) — (0.25) 10.51
2021 11.25 0.27 0.38 0.65 (0.28) — (0.28) 11.62
2020 11.23 0.30 0.04 0.34 (0.32) — (0.32) 11.25
2019 10.97 0.34 0.26 0.60 (0.34) — (0.34) 11.23
2018 11.15 0.35 (0.18) 0.17 (0.35) — (0.35) 10.97
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended November 30, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 2 .47 ) % $ 188,994 0 .78% (f) 0 .78% (f) 2 .77% (f) 13%
( 7 .68 ) 211,228 0 .76 0 .76 2 .09 27
5 .63 266,280 0 .77 0 .77 2 .18 6
2 .94 228,436 0 .78 0 .78 2 .49 10
5 .34 202,986 0 .80 0 .80 2 .93 29
1 .38 180,675 0 .80 0 .80 3 .01 26
( 2 .87 ) 14,067 1 .58 (f) 1 .58 (f) 1 .97 (f) 13
( 8 .42 ) 16,787 1 .56 1 .56 1 .29 27
4 .82 21,904 1 .57 1 .57 1 .38 6
2 .13 21,219 1 .58 1 .58 1 .69 10
4 .48 18,999 1 .60 1 .60 2 .13 29
0 .56 19,949 1 .60 1 .60 2 .21 26
( 2 .28 ) 288,068 0 .58 (f) 0 .58 (f) 2 .96 (f) 13
( 7 .50 ) 351,852 0 .56 0 .56 2 .29 27
5 .86 379,172 0 .57 0 .57 2 .37 6
3 .06 306,442 0 .58 0 .58 2 .69 10
5 .62 226,267 0 .60 0 .60 3 .12 29
1 .55 192,830 0 .60 0 .60 3 .21 26

Notes to Financial Statements
(Unaudited)

1. General Information
Trust and Fund Information
The Nuveen Multistate Trust I (the “Trust”) is an open-end management investment company registered under the Investment Company Act of
1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Arizona Municipal Bond Fund (“Arizona”), Nuveen Colorado Municipal
Bond Fund (“Colorado”), Nuveen Maryland Municipal Bond Fund (“Maryland”), Nuveen New Mexico Municipal Bond Fund (“New Mexico”),
Nuveen Pennsylvania Municipal Bond Fund (“Pennsylvania”) and Nuveen Virginia Municipal Bond Fund (“Virginia”) (each a “Fund” and collectively, the “Funds”), as diversified funds among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
The end of the reporting period for the Funds is November 30, 2022, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Notes to Financial Statements
(Unaudited) (continued)
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”)
interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Fund
Gross
Custodian Fee
Credits
Arizona
$ 4,315
Colorado
1,405
Maryland
1,641
New Mexico
960
Pennsylvania
2,426
Virginia
4,588

New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU
2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity

Notes to Financial Statements
(Unaudited) (continued)
and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”),
Arizona
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 162,928,750 $ – $ 162,928,750
Total $ – $ 162,928,750 $ – $ 162,928,750
Colorado
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 439,934,049 $ – $ 439,934,049
Total $ – $ 439,934,049 $ – $ 439,934,049
Maryland
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 235,984,806 $ – $ 235,984,806
Common Stocks 204,617 – – 204,617
Total $ 204,617 $ 235,984,806 $ – $ 236,189,423
New Mexico
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 76,814,348 $ – $ 76,814,348
Total $ – $ 76,814,348 $ – $ 76,814,348
Pennsylvania
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 438,147,937 $ – $ 438,147,937
Common Stocks – 25,712,936 – 25,712,936
Investments in Derivatives:
Futures Contracts** 15,106 – – 15,106
Total $ 15,106 $ 463,860,873 $ – $ 463,875,979
Virginia
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 487,199,838 $ – $ 487,199,838
Common Stocks 463,751 – – 463,751
Total $ 463,751 $ 487,199,838 $ – $ 487,663,589
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.

in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Arizona
$ — $ — $ —
Colorado
— — —
Maryland
— — —
New Mexico
— — —
Pennsylvania
— — —
Virginia
— — —

Notes to Financial Statements
(Unaudited) (continued)
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Arizona
$ — — %
Colorado
— —
Maryland
— —
New Mexico
— —
Pennsylvania
— —
Virginia
— —
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Arizona
$ — $ — $ —
Colorado
— — —
Maryland
— — —
New Mexico
— — —
Pennsylvania
— — —
Virginia
— — —

Investment Transactions
Long-term purchases and sales (including maturities but excluding investments in derivatives, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities.
Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days
“mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for
“Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, Pennsylvania used futures to manage the duration and yield curve exposure of its portfolio by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
The following table presents the fair value of all futures contracts held by the Fund as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.
Fund
Purchases
Sales and
Maturities
Arizona
$ 20,899,415 $ 26,975,304
Colorado
119,502,891 144,391,301
Maryland
28,144,393 45,549,432
New Mexico
3,581,990 10,772,397
Pennsylvania
16,155,133 51,707,997
Virginia
71,013,004 155,875,960
Fund
Average Notional Amount of
Futures Contracts Outstanding*
Pennsylvania $7,123,700
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to Financial Statements
(Unaudited) (continued)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
MMD Rate Locks
Each Fund may purchase and sell MMD Rate Locks. An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, a Fund can create a synthetic long or short position, allowing the Fund to select what the Sub-Adviser believes is an attractive part of the yield curve. A Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates). An MMD Rate
Lock is a contract between a Fund and a counterparty pursuant to which the parties agree to make payments to each other on a notional amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the expiration date of the contract. For example, if a Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to a Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, a Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by a Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance.
Changes in the value of an MMD Rate Lock during the fiscal period are reflected as a change in unrealized appreciation (depreciation) of swaps on the Statements of Operations. The value of an MMD Rate Lock as of the end of the reporting period is reflected as unrealized appreciation
(depreciation) on swaps on the Statement of Assets and Liabilities. Payments received or made by the Fund, if any, are recognized as net realized gain (loss) from swaps on the Statement of Operations.
During the current fiscal period, none of the Funds were invested in MMD Rate Locks.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
Pennsylvania
Interest rate Futures contracts - - Payable for variation margin on futures contracts*
$15,106
* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the daily asset and/or liability derivatives location as described in the table above.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Futures Contracts
Change in Net Unrealized
Appreciation (Depreciation) of
Futures Contracts
Pennsylvania Interest Rate Future contracts $541,891 $(42,374)

5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
11/30/22
Year Ended
5/31/22
Arizona Shares Amount Shares Amount
Shares sold:
Class A 1,080,120 $10,658,719 2,072,770 $23,261,282
Class A - automatic conversion of Class C2 Shares
(1)
— — 23,101 262,895
Class C 10,808 103,782 63,569 708,170
Class I 2,189,470 21,705,411 3,319,665 36,753,475
Shares issued to shareholders due to reinvestment of distributions:
Class A 63,380 628,083 119,384 1,318,681
Class C 2,509 24,856 4,362 48,178
Class I 83,069 824,377 139,953 1,547,838
3,429,356 33,945,228 5,742,804 63,900,519
Shares redeemed:
Class A (1,114,790) (11,168,059) (2,961,586) (32,035,123)
Class C (85,812) (866,130) (126,907) (1,380,640)
Class C2 - automatic conversion to Class A Shares
(1)
— — (23,104) (262,924)
Class I (2,745,124) (27,282,820) (3,711,652) (40,056,709)
(3,945,726) (39,317,009) (6,823,249) (73,735,396)
Net increase (decrease) (516,370) $(5,371,781) (1,080,445) $(9,834,877)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
11/30/22
Year Ended
5/31/22
Colorado Shares Amount Shares Amount
Shares sold:
Class A 1,931,018 $19,185,245 2,943,050 $32,469,646
Class A - automatic conversion of Class C2 Shares
(1)
— — 26,536 301,447
Class C 46,521 467,412 176,485 1,963,466
Class I 10,225,402 101,407,834 13,604,067 148,321,745
Shares issued to shareholders due to reinvestment of distributions:
Class A 201,861 2,003,067 339,956 3,746,463
Class C 11,450 113,403 16,062 176,390
Class I 305,865 3,032,744 456,245 5,013,732
12,722,117 126,209,705 17,562,401 191,992,889
Shares redeemed:
Class A (3,416,982) (33,830,182) (6,134,300) (66,223,266)
Class C (316,472) (3,129,179) (427,522) (4,655,310)
Class C2 - automatic conversion to Class A Shares
(1)
— — (26,631) (301,469)
Class I (12,200,807) (120,110,901) (13,362,386) (143,375,199)
(15,934,261) (157,070,262) (19,950,839) (214,555,244)
Net increase (decrease) (3,212,144) $(30,860,557) (2,388,438) $(22,562,355)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(Unaudited) (continued)
Six Months Ended
11/30/22
Year Ended
5/31/22
Maryland Shares Amount Shares Amount
Shares sold:
Class A 894,679 $8,759,212 1,667,834 $18,304,361
Class A - automatic conversion of Class C Shares 2,607 25,575 1,504 15,559
Class A - automatic conversion of Class C2 Shares
(1)
— — 45,679 508,861
Class C 58,771 562,176 80,738 883,421
Class I 5,881,852 56,560,359 6,998,820 72,927,166
Shares issued to shareholders due to reinvestment of distributions:
Class A 93,579 902,872 176,548 1,908,567
Class C 4,903 47,094 8,342 89,805
Class I 162,691 1,568,337 264,847 2,857,224
7,099,082 68,425,625 9,244,312 97,494,964
Shares redeemed:
Class A (1,429,296) (13,898,993) (2,858,181) (30,325,258)
Class C (210,156) (2,021,306) (248,672) (2,691,879)
Class C - automatic conversion to Class A Shares (2,617) (25,575) (1,511) (15,559)
Class C2 - automatic conversion to Class A Shares
(1)
— — (45,802) (508,866)
Class I (7,251,534) (69,542,763) (6,488,495) (67,799,498)
(8,893,603) (85,488,637) (9,642,661) (101,341,060)
Net increase (decrease) (1,794,521) $(17,063,012) (398,349) $(3,846,096)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
11/30/22
Year Ended
5/31/22
New Mexico Shares Amount Shares Amount
Shares sold:
Class A 398,590 $3,703,150 799,025 $8,444,462
Class A - automatic conversion of Class C2 Shares
(1)
— — 22,189 238,749
Class C 356 3,401 28,936 309,814
Class I 444,997 4,242,015 1,060,505 11,229,649
Shares issued to shareholders due to reinvestment of distributions:
Class A 54,124 513,950 104,098 1,086,989
Class C 1,318 12,526 2,891 30,311
Class I 28,853 275,043 53,168 557,947
928,238 8,750,085 2,070,812 21,897,921
Shares redeemed:
Class A (1,302,082) (12,447,834) (812,059) (8,443,863)
Class C (26,508) (253,107) (78,376) (817,825)
Class C2 - automatic conversion to Class A Shares
(1)
— — (22,192) (238,782)
Class I (532,030) (5,068,041) (1,203,306) (12,376,799)
(1,860,620) (17,768,982) (2,115,933) (21,877,269)
Net increase (decrease) (932,382) $(9,018,897) (45,121) $20,652
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Six Months Ended
11/30/22
Year Ended
5/31/22
Pennsylvania Shares Amount Shares Amount
Shares sold:
Class A 5,690,611 $56,602,239 7,382,134 $80,610,513
Class A - automatic conversion of Class C Shares 5,882 59,019 — —
Class A - automatic conversion of Class C2 Shares
(1)
— — 95,082 1,090,586
Class C 109,737 1,064,743 232,891 2,640,845
Class I 6,304,391 63,122,370 8,925,918 98,714,459
Shares issued to shareholders due to reinvestment of distributions:
Class A 197,592 1,986,088 325,290 3,639,088
Class C 11,734 117,423 20,352 227,177
Class I 246,328 2,471,071 417,890 4,668,626
12,566,275 125,422,953 17,399,557 191,591,294
Shares redeemed:
Class A (6,838,555) (68,132,928) (6,169,345) (66,339,963)
Class C (297,569) (2,991,934) (458,399) (5,055,994)
Class C - automatic conversion to Class A Shares (5,908) (59,019) — —
Class C2 - automatic conversion to Class A Shares
(1)
— — (95,422) (1,090,674)
Class I (8,797,055) (88,106,201) (8,713,782) (94,082,122)
(15,939,087) (159,290,082) (15,436,948) (166,568,753)
Net increase (decrease) (3,372,812) $(33,867,129) 1,962,609 $25,022,541
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
11/30/22
Year Ended
5/31/22
Virginia Shares Amount Shares Amount
Shares sold:
Class A 3,402,544 $34,071,088 4,544,538 $50,359,802
Class A - automatic conversion of Class C2 Shares
(1)
— — 100,007 1,167,081
Class C 46,552 473,863 194,662 2,201,243
Class I 12,803,473 128,617,568 17,257,773 188,141,818
Shares issued to shareholders due to reinvestment of distributions:
Class A 204,996 2,069,607 388,582 4,383,034
Class C 11,808 119,137 19,867 224,065
Class I 304,332 3,066,095 519,332 5,835,608
16,773,705 168,417,358 23,024,761 252,312,651
Shares redeemed:
Class A (5,032,441) (50,587,339) (7,847,897) (85,287,609)
Class C (265,777) (2,681,749) (502,110) (5,659,384)
Class C2 - automatic conversion to Class A Shares
(1)
— — (100,181) (1,167,115)
Class I (18,126,969) (180,843,956) (16,931,503) (183,002,390)
(23,425,187) (234,113,044) (25,381,691) (275,116,498)
Net increase (decrease) (6,651,482) $(65,695,686) (2,356,930) $(22,803,847)
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(Unaudited) (continued)
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Arizona
$ 171,406,411 $ 686,943 $ (9,164,604) $ (8,477,661)
Colorado
453,804,676 3,120,769 (16,991,396) (13,870,627)
Maryland
250,369,883 1,395,946 (15,576,406) (14,180,460)
New Mexico
80,340,831 329,158 (3,855,641) (3,526,483)
Pennsylvania
495,438,256 19,318,812 (50,881,089) (31,562,277)
Virginia
499,156,864 10,607,819 (22,101,094) (11,493,275)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Arizona
$ 305,763 $ — $ — $ (6,000,114) $ (5,353,975) $ — $ (340,498) $ (11,388,824)
Colorado
1,139,512 — — (11,601,668) (12,800,628) — (912,650) (24,175,434)
Maryland
367,060 173 — (6,322,958) (10,289,211) — (535,417) (16,780,353)
New Mexico
106,422 — — (1,462,027) (3,156,309) — (177,561) (4,689,475)
Pennsylvania
1,013,629 51,388 — (12,080,073) (747,539) — (1,008,827) (12,771,422)
Virginia
925,913 24,262 — (1,261,762) (29,120,592) — (1,161,396) (30,593,575)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period May 1, 2022 through May 31, 2022 and paid on June 1, 2022.
Fund
Short-Term Long-Term Total
Arizona
$ 2,342,652 $ 3,011,323 $ 5,353,975
Colorado
7,411,585 5,389,043 12,800,628
Maryland
5,335,866 4,953,345 10,289,211
New Mexico
1,102,074 2,054,235 3,156,309
Pennsylvania
747,539 — 747,539
Virginia
12,529,596 16,590,996 29,120,592

7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2022, the complex-level fee rate for each Fund was as follows:
Average Daily Net Assets Arizona Colorado Maryland New Mexico Pennsylvania Virginia
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Arizona
0.1585%
Colorado
0.1635%
Maryland
0.1585%
New Mexico
0.1585%
Pennsylvania
0.1585%
Virginia
0.1585%

Notes to Financial Statements
(Unaudited) (continued)
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Arizona
$ 13,243,213 $ 13,103,555 $ (838,818)
Colorado
27,252,760 31,114,520 (2,515,721)
Maryland
918,590 — —
New Mexico
— 1,004,790 —
Pennsylvania
— — —
Virginia
22,100,817 27,432,158 (1,872,773)
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Arizona
$ 56,163 $ 55,027
Colorado
113,944 108,491
Maryland
32,170 30,830
New Mexico
6,046 5,814
Pennsylvania
26,443 25,706
Virginia
38,544 37,510
Fund
Commission
Advances
Arizona
$ 48,543
Colorado
77,578
Maryland
23,881
New Mexico
4,278
Pennsylvania
25,612
Virginia
33,889

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
Fund
12b-1 Fees
Retained
Arizona
$ —
Colorado
7,966
Maryland
5,204
New Mexico
—
Pennsylvania
9,525
Virginia
7,228
Fund
CDSC
Retained
Arizona
$ 8,209
Colorado
13,846
Maryland
12,295
New Mexico
7,871
Pennsylvania
19,993
Virginia
3,181

Notes to Financial Statements
(Unaudited) (continued)
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Arizona
$ —
Colorado
2,600,000
Maryland
4,000,000
New Mexico
—
Pennsylvania
3,200,000
Virginia
8,400,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Arizona
— $ — — %
Colorado
4 2,600,000 4.28
Maryland
8 3,500,000 4.28
New Mexico
— — —
Pennsylvania
19 1,989,474 4.28
Virginia
12 5,325,000 3.16

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper Maryland Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Maryland Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charge.
Lipper Pennsylvania Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Pennsylvania Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Virginia Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper Virginia Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

S&P Municipal Bond Arizona Index:
An index designed to measure the performance of the tax-exempt Arizona municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Colorado Index:
An index designed to measure the performance of the tax-exempt Colorado municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Maryland Index:
An index designed to measure the performance of the tax exempt Maryland municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New Mexico Index:
An index designed to measure the performance of the tax-exempt New
Mexico municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Pennsylvania Index:
An index designed to measure the performance of the tax-exempt
Pennsylvania municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Virginia Index:
An index designed to measure the performance of the tax-exempt Virginia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-MS2-1122D 2655319-INV-B-01/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: February 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: February 3, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: February 3, 2023